                                                       Registration No. 33-44290
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549





                         POST-EFFECTIVE AMENDMENT NO. 11
                                   TO FORM S-6
              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
         SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                                   ----------

                         NATIONWIDE VLI SEPARATE ACCOUNT
                              (EXACT NAME OF TRUST)

                                   ----------

                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)


                               PATRICIA R. HATLER
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                   ----------


This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus and Financial Statements.
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on September 20, 2000 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Flexible Premium Variable Universal Life Insurance Policies


Approximate date of proposed offering: Continuously on and after September 20, 2000


[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

================================================================================

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                                                    CAPTION IN PROSPECTUS
 1.............................................................................Nationwide Life Insurance Company
                                                                               The Variable Account
 2.............................................................................Nationwide Life Insurance Company
 3.............................................................................Custodian of Assets
 4.............................................................................Distribution of The Policies
 5.............................................................................The Variable Account
 6.............................................................................Not Applicable
 7.............................................................................Not Applicable
 8.............................................................................Not Applicable
 9.............................................................................Legal Proceedings
10.............................................................................Information About The Policies;
                                                                               How The Cash Value Varies; Right
                                                                               to Exchange for a Fixed Benefit
                                                                               Policy; Reinstatement; Other Policy
                                                                               Provisions
11.............................................................................Investments of The Variable
                                                                               Account
12.............................................................................The Variable Account
13.............................................................................Policy Charges
 ...............................................................................Reinstatement
14.............................................................................Underwriting and Issuance -
 ...............................................................................Premium Payments;
 ...............................................................................Minimum Requirements for
 ...............................................................................Issuance of a Policy
15.............................................................................Investments of the Variable
 ...............................................................................Account; Premium Payments
16.............................................................................Underwriting and Issuance -
 ...............................................................................Allocation of Cash Value
17.............................................................................Surrendering The Policy for Cash
18.............................................................................Reinvestment
19.............................................................................Not Applicable
20.............................................................................Not Applicable
21.............................................................................Policy Loans
22.............................................................................Not Applicable
23.............................................................................Not Applicable
24.............................................................................Not Applicable
25.............................................................................Nationwide Life Insurance Company
26.............................................................................Not Applicable
27.............................................................................Nationwide Life Insurance Company
28.............................................................................Company Management
29.............................................................................Company Management
30.............................................................................Not Applicable
31.............................................................................Not Applicable
32.............................................................................Not Applicable
33.............................................................................Not Applicable

N-8B-2 ITEM                                                                    CAPTION IN PROSPECTUS

34.............................................................................Not Applicable
35.............................................................................Nationwide Life Insurance Company
36.............................................................................Not Applicable
37.............................................................................Not Applicable
38.............................................................................Distribution of The Policies
39.............................................................................Distribution of The Policies
40.............................................................................Not Applicable
41(a)..........................................................................Distribution of The Policies
42.............................................................................Not Applicable
43.............................................................................Not Applicable
44.............................................................................How The Cash Value Varies
45.............................................................................Not Applicable
46.............................................................................How The Cash Value Varies
47.............................................................................Not Applicable
48.............................................................................Custodian of Assets
49.............................................................................Not Applicable
50.............................................................................Not Applicable
51.............................................................................Summary of The Policies;
 ...............................................................................Information About The Policies
52.............................................................................Substitution of Securities
53.............................................................................Taxation of The Company
54.............................................................................Not Applicable
55.............................................................................Not Applicable
56.............................................................................Not Applicable
57.............................................................................Not Applicable
58.............................................................................Not Applicable
59.............................................................................Financial Statements

                     SUPPLEMENT DATED SEPTEMBER 20, 2000, TO

                        PROSPECTUS DATED MAY 1, 2000, FOR

                            FLEXIBLE PREMIUM VARIABLE

                        UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VLI SEPARATE ACCOUNT


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1 THE "SURRENDER (REDEMPTION)" PROVISION ON PAGE 15 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

          Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

2. EFFECTIVE SEPTEMBER 25, 2000: MERGER OF VAN KAMPEN LIFE INVESTMENT TRUST - MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO INTO THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO.

     Effective September 25, pursuant to shareholder vote, all shares of Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio were exchanged for shares of The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio. Any assets invested in Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio at the close of business on September 22, 2000 will be exchanged for shares of The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio. The value of the shares received in the exchange equals the value of the shares held in the Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio as of the close of business on September 22, 2000. This exchange of shares will not otherwise affect any contract rights. Contract owners are free to reallocate assets located in The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio pursuant to the terms of the contract.

     Following the exchange, contract owners who had assets in the Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio will have assets in The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio and the Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio will be terminated in accordance with Delaware state law.

3. EFFECTIVE SEPTEMBER 25, 2000, ALL REFERENCES IN YOUR PROSPECTUS TO VAN KAMPEN LIFE INVESTMENT TRUST - MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO ARE DELETED AND PAGE 1 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING UNDERLYING MUTUAL FUND:

          THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

               o    U.S. Real Estate Portfolio

4. EFFECTIVE SEPTEMBER 25, 2000, THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE ON PAGE 7 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

         (as a percentage of underlying mutual fund average net assets, after expense reimbursement)

-------------------------------------------------------------------------------------------------
                                                                                 Total Underlying
                                           Management        Other       12b-1      Mutual Fund
                                              Fees          Expenses     Fees        Expenses
-------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.       0.75%           0.35%      0.00%         1.10%
                                              -----           -----      -----         -----
-- U. S. Real Estate Portfolio

-------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

-----------------------------------------------------------------------------------------------------
                                                                                  Total Underlying
                                        Management        Other          12b-1       Mutual Fund
                                          Fees          Expenses         Fees         Expenses
-----------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.   0.80%           0.35%          0.00%          1.15%
                                          -----           -----          -----          -----
-- U. S. Real Estate Portfolio

-----------------------------------------------------------------------------------------------------

5. EFFECTIVE SEPTEMBER 25, 2000, "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" ON PAGE 45 OF YOUR PROSPECTUS IS AMENDED TO READ:

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

          U. S. REAL ESTATE PORTFOLIO

          Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

                        NATIONWIDE LIFE INSURANCE COMPANY

           Flexible Premium Variable Universal Life Insurance Policies
               Issued by Nationwide Life Insurance Company through
                      its Nationwide VLI Separate Account

                   The date of this prospectus is May 1, 2000.

--------------------------------------------------------------------------------

This prospectus contains basic information you should know about the policies before investing.

Please read it and keep it for future reference

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE POLICIES:

VAN KAMPEN LIFE INVESTMENT TRUST:

o    Asset Allocation Portfolio (formerly Multiple Strategy Fund)

o    Domestic Income Portfolio (formerly Domestic Strategic Income Fund)

o    Emerging Growth Portfolio

o    Enterprise Portfolio (formerly Common Stock Fund)

o    Global Equity Portfolio

o    Government Portfolio

o    Money Market Portfolio

o Morgan Stanley Real Estate Securities Portfolio (formerly Real Estate Securities Fund)

For all general information or to obtain FREE copies of the:

o prospectus, annual report or semi-annual report for any underlying mutual fund; and

o    any required Nationwide forms,

call:

                  1-800-547-7548
             TDD  1-800-238-3035

or write:

             NATIONWIDE LIFE INSURANCE COMPANY
             P.O. BOX 182150
             COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at:

                                   www.sec.gov

THIS POLICY IS NOT:

o    A BANK DEPOSIT;

o    ENDORSED BY A BANK OR GOVERNMENT AGENCY;

o    FEDERALLY INSURED; OR

o    AVAILABLE IN EVERY STATE.

The life insurance policies offered by this prospectus are flexible premium variable universal life insurance policies (flexible premium variable adjustable life insurance policies in Puerto Rico). They provide flexibility with the amount and frequency of premium payments. For policies issued in New York under a group contract, references throughout this prospectus to "policy(ies)" will mean "certificate(s)" and "policy owners(s)" will mean "certificate owners(s)." A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing of money.

Nationwide guarantees the death benefit for as long as the policy is in force. Nationwide guarantees to keep the policy in force so long as minimum premium requirements have been met.

The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

BREAK POINT PREMIUM- The level annual premium at which the sales load is reduced on a current basis.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under reasonable mortality and expense charges with an annual effective interest rate of 4%. It is calculated pursuant to Rule 6e-3(T) of the Investment Company Act of 1940.

MATURITY DATE- The policy anniversary on or next following the insured's 95th birthday.

NATIONWIDE- Nationwide Life Insurance Company.

NET PREMIUMS- Net premiums are equal to the actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SPECIFIED AMOUNT- The dollar amount used to determine the death benefit under a policy.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VLI Separate Account, a separate account of Nationwide Life Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.............................................

SUMMARY OF POLICY EXPENSES............................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES................................

SYNOPSIS OF THE POLICIES..............................................

NATIONWIDE LIFE INSURANCE COMPANY.....................................

INVESTING IN THE POLICY...............................................
     The Variable Account and Underlying Mutual Funds
     Changes of Investment Policy
     Voting Rights
     Substitution of Securities
     Material Conflicts
     The Fixed Account

INFORMATION ABOUT THE POLICIES........................................
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing

POLICY CHARGES........................................................
     Sales Load
     Tax Expense Charges
     Surrender Charges
     Reductions to Surrender Charges
     Monthly Cost of Insurance
     Monthly Administrative Charge
     Increase Charge
     Mortality and Expense Risk Charge
     Income Tax

SURRENDERING THE POLICY FOR CASH......................................
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Reduction of the Specified Amount
     Income Tax Withholding

VARIATION IN CASH VALUE...............................................
     Error in Age or Sex

POLICY PROVISIONS.....................................................
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage



OPERATION OF THE POLICY...............................................
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE.......................................................

POLICY LOANS..........................................................
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT............................................................

POLICY OWNER SERVICES.................................................
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION.............................................
     Calculations of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Suicide
     Maturity Proceeds

EXCHANGE RIGHTS.......................................................

GRACE PERIOD..........................................................
     Reinstatement

TAX MATTERS...........................................................
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS..................................................

STATE REGULATION......................................................

REPORTS TO POLICY OWNERS..............................................

ADVERTISING...........................................................

EXPERTS...............................................................

REGISTRATION STATEMENTS...............................................

LEGAL OPINIONS........................................................

DISTRIBUTION OF THE POLICIES..........................................

ADDITIONAL INFORMATION ABOUT NATIONWIDE...............................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS....................

APPENDIX B: ILLUSTRATIONS OF SURRENDER CHARGES........................

APPENDIX C: ILLUSTRATIONS OF CASH VALUES,
     CASH SURRENDER VALUES, AND DEATH BENEFITS........................

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming the mortality and expense risks.

Nationwide deducts a sales load and a premium expense charge for state premium taxes from premium payments.

The sales load is guaranteed never to exceed 3.5% of each premium payment. Currently, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium (see "Sales Load").

The charge for state premium tax is equal to 2.5% of premiums for all states (see "Premium Expense Charge").

Nationwide deducts a mortality and expense risk charge equal to an annual rate of 0.80% from the daily net assets of the variable account.

Nationwide deducts the following charges from the cash value of the policy:

o    monthly cost of insurance charge

o    monthly cost of any additional benefits provided by riders to the policy

o    administrative expense charge(1)

o    increase charge (applied to increases in the specified amount)(2)

o    surrender charge(3).

(1) Nationwide deducts an administrative expense charge of $12.50 per month in the first year, $5 per month in renewal years. Nationwide guarantees this charge will never exceed $25 per month in the first year and $7.50 per month in renewal years.

(2) The increase charge is comprised of an underwriting and administration component of $1.50 per year per $1,000 and a sales component of $0.54 per year per $1,000 (see "Increase Charge")

(3) For policies surrendered during the first nine policy years (see "Surrender Charges").

For more information about any policy charge, see "Policy Charges" in this prospectus.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
       (as a percentage of average net assets after expense reimbursement)

-------------------------------------------------------------------------------------------------------------
                                                      MANAGEMENT      OTHER       12b-1     TOTAL MUTUAL
                                                         FEES        EXPENSES     FEES      FUND EXPENSES
-------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust: Asset Allocation       0.33%         0.27%      0.00%         0.60%
Portfolio (formerly Van Kampen Life Investment
Trust: Multiple Strategy Fund)
-------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust: Domestic Income        0.01%         0.60%      0.00%         0.61%
Portfolio (formerly Van Kampen Life Investment
Trust: Domestic Strategic Income Fund)(1)
-------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust: Emerging Growth        0.67%         0.18%      0.00%         0.85%
Portfolio
-------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust: Enterprise             0.48%         0.12%      0.00%         0.60%
Portfolio (formerly Van Kampen Life Investment
Trust: Common Stock Fund)
-------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust: Global Equity          0.00%         1.20%      0.00%         1.20%
Portfolio
-------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust: Government             0.36%         0.24%      0.00%         0.60%
Portfolio
-------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust: Money Market           0.19%         0.43%      0.00%         0.62%
Portfolio(2)
-------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust: Morgan Stanley         0.97%         0.13%      0.00%         1.10%
Real Estate Securities Portfolio (formerly Van
Kampen Life Investment Trust: Real Estate
Securities Fund)
-------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

(1)The ratio of expenses to average net assets do not reflect credits earned on overnight cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% for the year end December 31, 1999.

(2)The ratio of expenses to average net assets do not reflect credits earned on overnight cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.02% for the year end December 31, 1999.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

-------------------------------------------------------------------------------------------------------------------
                                                          Management     Other       12b-1       Total Mutual
                                                             Fees       Expenses     Fees        Fund Expenses
-------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust: Asset Allocation           0.50%        0.27%      0.00%           0.77%
Portfolio (formerly Van Kampen Life Investment Trust:
Multiple Strategy Fund)
-------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust: Domestic Income            0.50%        0.60%      0.00%           1.10%
Portfolio (formerly Van Kampen Life Investment Trust:
Domestic Strategic Income Fund) (1)
-------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust: Emerging Growth            0.70%        0.18%      0.00%           0.88%
Portfolio
-------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust: Enterprise Portfolio       0.50%        0.12%      0.00%           0.62%
(formerly Van Kampen Life Investment Trust: Common
Stock Fund)
-------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust: Global Equity              1.00%        3.84%      0.00%           4.84%
Portfolio
-------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust: Government Portfolio       0.50%        0.24%      0.00%           0.74%
-------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust: Money Market               0.50%        0.43%      0.00%           0.93%
Portfolio(2)
-------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust: Morgan Stanley Real        1.00%        0.13%      0.00            1.13%
Estate Securities Portfolio (formerly Van Kampen Life
Investment Trust: Real Estate Securities Fund)
-------------------------------------------------------------------------------------------------------------------

(1)The ratio of expenses to average net assets do not reflect credits earned on overnight cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% for the year end December 31, 1999.

(2)The ratio of expenses to average net assets do not reflect credits earned on overnight cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.02% for the year end December 31, 1999.

SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to the minimum monthly premium. The initial premium is shown on the policy data page. Each premium payment must be at least equal to the minimum monthly premium.

Additional premium payments may be made at any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929. It is a member of the Nationwide group of companies with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

GENERAL DISTRIBUTOR

The policies are distributed by the general distributor, Van Kampen Funds, Inc.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on August 8, 1984, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner. Each of the underlying mutual fund options receives investment advice from Van Kampen Asset Management, Inc., which is paid fees for its services by the underlying mutual funds.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners of any changes and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy may be converted to a substantially comparable general account life insurance policy offered by Nationwide. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible before the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

     1. shares of a current underlying mutual fund option are no longer available for investment; or

     2. further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks.

Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

Premiums will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the contracts at varying rate(s) set by Nationwide. The guaranteed rate for any premiums will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 4.0% per year.

Any interest in excess of 4.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 4.0% for any given year.

New premiums deposited to the contract and allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

Information about the Policies

MINIMUM REQUIREMENTS FOR ISSUANCE OF A POLICY

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:

     o    the insured must be age 80 or younger;

     o Nationwide may require satisfactory evidence of insurability (including a medical exam); and

     o    a minimum specified amount $50,000 ($100,00 in Pennsylvania).

Premium Payments

Each premium payment must be at least equal to the minimum monthly premium. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

     o Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk;

     o during the first 3 policy years, the total premium payments, less any policy indebtedness and less any partial surrenders, less any partial surrender fee, must be greater than or equal to the minimum premium requirement in order to guarantee the policy remain in force. (The minimum premium requirement is shown on the policy data page.);

     o premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded; and

     o Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o    New Year's Day

o    Martin Luther King, Jr. Day

o    Presidents' Day

o    Good Friday

o    Memorial Day

o    Independence Day

o    Labor Day

o    Thanksgiving

o    Christmas

Nationwide also will not price premium payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.

POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. It is guaranteed not to exceed 3.5% of each premium payment. Currently, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the break point premium. The break point premium is located on the policy data page.

The total sales load actually deducted from any policy will be equal to the sum of this front-end sales load plus any sales surrender charge.

TAX EXPENSE CHARGES

A charge equal to 3.5% is deducted from all premium payments when the premium payments are received in order to compensate Nationwide for certain administrative expenses which are incurred by Nationwide for taxes, which include premium or other taxes imposed by various state and local jurisdictions, as well as federal taxes imposed under Section 848 of the Internal Revenue Code. These tax expenses consist of two components:

     (1)  a tax rate of 2.25% for state and local premium or other taxes; and

     (2)  a tax rate of 1.25% for federal taxes.

The amount charged may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

Nationwide does not expect to make a profit from these charges.

SURRENDER CHARGES

Nationwide deducts a surrender charge from the cash value of any policy surrendered during the first nine years. The maximum initial surrender charge varies by issue age, sex, specified amount and underwriting classification. The surrender charge is calculated based on the initial specified amount.

The following tables illustrate the maximum initial surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis (see Appendix B for specific examples).

              INITIAL SPECIFIED AMOUNT $50,000-$99,999
      --------------------------------------------------------
      Issue      Male         Female       Male       Female
       Age    Non-Tobacco  Non-Tobacco   Standard    Standard
      --------------------------------------------------------
        25      $ 7.776      $ 7.521     $ 8.369     $ 7.818
      --------------------------------------------------------
        35      $ 8.817      $ 8.398     $ 9.811     $ 8.891
      --------------------------------------------------------
        45      $12.191      $11.396     $13.887     $12.169
      --------------------------------------------------------
        55      $15.636      $14.011     $18.415     $15.116
      --------------------------------------------------------
        65      $22.295      $19.086     $26.577     $20.641
      --------------------------------------------------------


                 INITIAL SPECIFIED AMOUNT $100,000+
      --------------------------------------------------------
      Issue      Male         Female       Male       Female
       Age    Non-Tobacco  Non-Tobacco   Standard    Standard
      --------------------------------------------------------
         25      $ 5.776    $ 5.521     $ 6.369     $ 5.818
      --------------------------------------------------------
         35      $ 6.817    $ 6.398     $ 7.811     $ 6.891
      --------------------------------------------------------
         45      $ 9.691    $ 8.896     $11.387     $ 9.669
      --------------------------------------------------------
         55      $13.136    $11.511     $15.915     $12.616
      --------------------------------------------------------
         65      $21.295    $18.086     $25.577     $19.641
      --------------------------------------------------------

The surrender charge is comprised of two components:

     o    an underwriting component; and

     o    sales component.

The underwriting component varies by issue age in the following manner:

                        $1,000 OF INITIAL SPECIFIED AMOUNT
              -------------------------------------------------------
               Issue    Specified Amounts       Specified Amounts
                Age     less than $100,000      $100,000 or more
              -------------------------------------------------------
                0-35           $6.00                  $4.00
              -------------------------------------------------------
                36-55          $7.50                  $5.00
              -------------------------------------------------------
                56-80          $7.50                  $6.50
              -------------------------------------------------------

The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies, including the costs of:

     o    processing applications;

     o    conducting medical exams;

     o    determining insurability and the insured's underwriting class; and

     o    establishing policy records.

The remainder of the surrender charge that is not attributable to the underwriting component represents the sales component. In no event will this component exceed 26 1/2% of the lesser of the Guideline Level Premium required in the first year or the premiums actually paid in the first year. The purpose of the sales component is to reimburse Nationwide for expenses incurred in the distribution of the policies.

The surrender charge may be insufficient to recover certain expenses related to the sale of the policies. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from the mortality and expense risk charge. Additional premiums and/or income earned on assets in the variable account have no effect on these charges.

REDUCTIONS TO SURRENDER CHARGES

Surrender charges are reduced in subsequent policy years as follows:

---------------------------------------------------
 COMPLETED POLICY     SURRENDER CHARGE AS A % OF
      YEARS           INITIAL SURRENDER CHARGES
---------------------------------------------------
        0                        100%
---------------------------------------------------
        1                        100%
---------------------------------------------------
        2                        90%
---------------------------------------------------
        3                        80%
---------------------------------------------------
        4                        70%
---------------------------------------------------
        5                        60%
---------------------------------------------------
        6                        50%
---------------------------------------------------
        7                        40%
---------------------------------------------------
        8                        30%
---------------------------------------------------
        9+                        0%
---------------------------------------------------

The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in specified amount.

For the initial specified amount, a completed policy year (in the chart above) is measured from the issue date. For any increase in specified amount, a completed policy year (in the chart above) is measured from the effective date of the increase.

Special guaranteed maximum surrender charges apply in Pennsylvania (see Appendix B).

MONTHLY COST OF INSURANCE

The cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the policy's cash value, each calculated at the beginning of the policy month. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

If Death Benefit Option 1 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on specified amounts less than $100,000 are based on the 1980 Commissioner's Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on specified amounts $100,000 or more are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.

For policies issued in Texas on a standard basis ("Special Class - Standard" in Texas), guaranteed cost of insurance rates for specified amounts less than $100,000 are based on 130% of the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO).

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non-medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non-medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately to the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain administrative expenses related to maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $12.50 per month in the first year, $5 per month in renewal years. Nationwide may, at its sole discretion, increase this charge. However, Nationwide guarantees this charge will never exceed $25 per month in the first year and $7.50 per month in renewal years.

INCREASE CHARGE

The increase charge is deducted from cash value when the policy owner requests an increase in the specified amount. It is used to cover the cost of underwriting the requested increase and processing and distribution expenses related to the increase.

The increase charge is comprised of two components: underwriting and administration; and sales. The underwriting and administration component is $1.50 per year per $1,000. The sales component is equal to $0.54 per year per $1,000. Nationwide does not expect to realize a profit from this charge.

MORTALITY AND EXPENSE RISK CHARGE

The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts a mortality and expense risk charge from the variable account on a daily basis. The charge is equivalent to an annual effective rate of 0.80% of the daily net assets of the variable account. Each policy anniversary starting on the 10th anniversary, if the cash surrender value is $25,000 or more, the mortality and expense risk charge is reduced to 0.50% on an annual basis. Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

All charges are guaranteed. Nationwide may realize a profit from policy charges.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock

Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

Cash Surrender Value

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

Partial Surrenders

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

     1)   the minimum partial surrender is $500;

     2) partial surrenders may not reduce the specified amount to less than $50,000;

     3) after a partial surrender, the cash surrender value is greater than $500 or an amount equal to three times the current monthly deduction if higher;

     4) maximum total partial surrenders in any policy year are limited to 10% of the total premium payments. Currently, this requirement is waived beginning in the 15th year if the cash surrender value is $10,000 or more after the withdrawal; and

     5) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Under Death Benefit Option 1, the specified amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of cash value (see "Death Benefit Information"). In that case, a partial surrender will decrease the specified amount by the amount the partial surrender exceeds the difference between the death benefit and specified amount. Partial surrender amounts must be deducted first from the sub-accounts. Deductions from the fixed account are made only if there is insufficient amounts available in the sub-accounts. Nationwide reserves the right to deduct a $25 fee from the partial surrender amount.

Surrenders charges are waived for partial surrenders that satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties (see "Tax Matters").

REDUCTION OF THE SPECIFIED AMOUNT

When a partial surrender is made, in addition to the cash value being reduced by the amount of the partial surrender, the specified amount may also be reduced, (except in the case of a preferred partial surrender.) The reduction to the specified amount will be made in the following order:

     1)   against the most recent increase in the specified amount;

     2) against the next most recent increases in the specified amount in succession; and

     3)   against the specified amount under the original application.

Nationwide reserves the right to deduct a fee from the partial surrender amount. The maximum fee is $25.00. Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax adviser.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

     (1)  the value each year of the life insurance protection provided;

     (2)  an amount equal to any employer-paid premiums; or

     (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation date plus any net premium applied since the previous valuation date, minus any partial surrenders, plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the death benefit and cash value will be adjusted. The cash value will be adjusted to reflect the cost of insurance charges on the correct age and sex from the policy date.


POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or actions taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured and names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy.

Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

     1.   the request must be applied for in writing;

     2.   satisfactory evidence of insurability must be provided;

     3.   the increase must be for a minimum of $10,000;

     4. the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

     5.   age limits are the same as for a new issue.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary day on or next following the date Nationwide receives the request. Any such decrease shall reduce insurance in the following order:

     1.   against insurance provided by the most recent increase;

     2.   against the next most recent increases successively; and

     3.   against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

     1.   reduce the specified amount to less than $50,000; or

     2.   disqualify the policy as a contract for life insurance.


OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to sub-accounts on the application will be allocated to the Van Kampen Life Investment Trust - Money Market Portfolio ("Money Market Portfolio") during the period that a policy owner can cancel the policy, unless specific states require premiums to be allocated to the fixed account. At the expiration of this cancellation period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

NET INVESTMENT FACTOR

Net investment factor for any valuation period is determined by dividing (a) by
(b) and subtracting (c) from the result where:

(a)  is:

     (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the "ex-dividend" date occurs during the current valuation period);

(b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period; and

(c) is a factor representing the daily mortality and expense risk charge. This factor is equal to an annual rate of 0.80% of the daily net assets of the variable account. Each policy anniversary starting on the 10th the mortality and expense risk charge is reduced to 0.50% on an annual basis of the daily net assets of the variable account if the cash surrender value is $25,000 or more on each anniversary.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. Currently, Nationwide does not maintain a tax reserve with respect to the policies since income with respect to the underlying mutual funds is not taxable to Nationwide or the variable account. Nationwide reserves the right to adjust the calculation of the net investment factor to reflect a tax reserve should such income of other items become taxable to Nationwide. It should be noted that changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares, because of the deduction for the mortality and expense risk charge, and any charge or credit for tax reserves.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event that part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 4% (for a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans"). Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer 100% of allocations without penalty or adjustment subject to the following conditions:

o Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year;

o transfers made to the fixed account may not be made in the first policy year;

o Nationwide reserves the right to restrict transfers from the fixed account to 25% of the cash value attributable to the fixed account; and

o Nationwide reserves the right to restrict transfers to the fixed account to 25% of cash value.

Transfer Requests

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

o    10 days after receiving the policy;

o    45 days after signing the application; or

o    10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time after the first policy year using the policy as security. Maximum policy indebtedness is limited to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary.

For policies issued in Texas, maximum policy indebtedness is limited to 90% of the cash value in the sub-accounts and 100% of the cash value in the fixed account, less surrender charges and interest due on the next policy anniversary.

Nationwide will not grant a loan for an amount less than $200. Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

Currently, policy loans are credited with an annual effective rate of 5.1% during policy years 2 through 14 and an annual effective rate of 6% during the 15th and subsequent policy years. Nationwide guarantees the rate will never be lower than 5.1%. Nationwide may change the current interest crediting rate on policy loans at any time at its sole discretion. The loan interest rate is 6% per year for all policy loans.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested or at the time of loan repayment. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value less any surrender charges, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 years.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Money Market Portfolio.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects the specified amount.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of two death benefit options:

OPTION 1: The death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1 the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations.

OPTION 2: The death benefit will be the greater of the specified amount plus the cash value, or the applicable percentage of cash value and will vary directly with the investment performance.

The term "applicable percentage" means:

     1. 250% when the insured has attained age 40 or less at the beginning of a policy year; and

     2. the percentage shown in the "Applicable Percentage of Cash Value" Table when the insured is above age 40.

                                APPLICABLE PERCENTAGE OF CASH VALUE TABLE
         ---------------------------------------------------------------------------------------------
          ATTAINED      PERCENTAGE OF     ATTAINED     PERCENTAGE OF     ATTAINED     PERCENTAGE OF
            AGE          CASH VALUE         AGE         CASH VALUE         AGE        CASH VALUE
         ---------------------------------------------------------------------------------------------
            0-40             250%            60             130%            80            105%
         ---------------------------------------------------------------------------------------------
              41             243%            61             128%            81            105%
         ---------------------------------------------------------------------------------------------
              42             236%            62             126%            82            105%
         ---------------------------------------------------------------------------------------------
              43             229%            63             124%            83            105%
         ---------------------------------------------------------------------------------------------
              44             222%            64             122%            84            105%
         ---------------------------------------------------------------------------------------------
              45             215%            65             120%            85            105%
         ---------------------------------------------------------------------------------------------
              46             209%            66             119%            86            105%
         ---------------------------------------------------------------------------------------------
              47             203%            67             118%            87            105%
         ---------------------------------------------------------------------------------------------
              48             197%            68             117%            88            105%
         ---------------------------------------------------------------------------------------------
              49             191%            69             116%            89            105%
         ---------------------------------------------------------------------------------------------
              50             185%            70             115%            90            105%
         ---------------------------------------------------------------------------------------------
              51             178%            71             113%            91            104%
         ---------------------------------------------------------------------------------------------
              52             171%            72             111%            92            103%
         ---------------------------------------------------------------------------------------------
              53             164%            73             109%            93            102%
         ---------------------------------------------------------------------------------------------
              54             157%            74             107%            94            101%
         ---------------------------------------------------------------------------------------------
              55             150%            75             105%            95            100%
         ---------------------------------------------------------------------------------------------
              56             146%            76             105%
         ---------------------------------------------------------------------------------------------
              57             142%            77             105%
         ---------------------------------------------------------------------------------------------
              58             138%            78             105%
         ---------------------------------------------------------------------------------------------
              59             134%            79             105%
         ---------------------------------------------------------------------------------------------


CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary day following the date the change is approved by Nationwide.

If the change is from Option 1 to Option 2, the specified amount will be decreased by the amount of the cash value. Nationwide may require evidence of insurability for a change from Option 1 to Option 2. If the change is from Option 2 to Option 1, the specified amount will be increased by the amount of the cash value.

A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the current maximum premium limitations under
Section 7702 of the Internal Revenue Code.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability", "Error in Age or Sex", and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

SUICIDE

If the insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 95th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

EXCHANGE RIGHTS

The policy owner may exchange the policy for a flexible premium adjustable life insurance policy offered by Nationwide on the policy date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the policy date. No evidence of insurability will be required.

The policy owner and beneficiary(ies) under the new policy will be the same as those under the exchanged policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original policy immediately prior to the exchange date. The new policy will have the same policy date and issue age as the original policy. The initial specified amount and any increases in specified amount will have the same rate class as those of the original policy. Any indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two policies. After adjustment, if any excess is owed the policy owner, Nationwide will pay the excess to the policy owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").


GRACE PERIOD

First Three Policy Years

The policies will not lapse during the first three policy years provided that on each monthly anniversary day (1) is greater than or equal to (2), where:

     (1) is the sum of all premiums paid to date minus any policy indebtedness, minus any partial surrenders, and minus any partial surrender fee; and

     (2) is the sum of monthly minimum premiums required since the minimum premium, including the monthly minimum premium for the current monthly anniversary day.

If (1) is less than (2) and the cash surrender value is less than zero, a grace period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient premium to satisfy the minimum premium requirement. If sufficient premium is not paid by the end of the grace period, the policy will lapse without value. In any event, the policy will not lapse as long as there is a positive cash surrender value.

Policy Years Four and After

If the cash surrender value on a monthly anniversary day is not sufficient to cover the current policy charges, a grace period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient premium to cover the current policy charges due, plus an amount equal to three times the current monthly deduction.

All Policy Years

Nationwide will send a notice at the start of the grace period to the policy owner's last known address. If the insured dies during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

     1. submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

     2.   providing evidence of insurability satisfactory to Nationwide;

     3. paying an amount of premium equal to the minimum monthly premiums missed since the beginning of the grace period, if the policy terminated to the first 3 policy years;

     4. paying sufficient premium to cover all policy charges that were due and unpaid during the grace period if the policy terminated in the fourth or later policy year;

     5. paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

     6. paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

     1.   the cash value at the end of the grace period; or

     2. the surrender charge for the policy year in which the policy was reinstated.

Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums. The Internal Revenue Code states that taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals) are subject to federal income taxes in a manner similar to the way annuities are taxed. Modified endowment contract distributions are defined by the Internal Revenue Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled or the distribution is part of an annuity to the policy owner as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are excludable from gross income.

It may not be to the policy owner's advantage to replace an existing insurance policy with the policy described in this prospectus, or to purchase a policy described in this prospectus if another policy is already owned.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or Nationwide pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise if no Taxpayer Identification Number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2000, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Treasury Department, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisors regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual Taxpayer Identification Number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual Taxpayer Identification Number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes, Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no Taxpayer Identification Number, or an incorrect Taxpayer Identification Number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the Death Proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advise, and should not take the place of your independent legal, tax and/or financial advisor.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

     o an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

     o annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

     o statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American

Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000, Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000, the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, Van Kampen Funds, Inc., is not engaged in any litigation of any material nature.

EXPERTS

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable account, Nationwide, and the policies offered hereby. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the General Distributor, Van Kampen Funds, Inc.

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by the General Distributor will not exceed 80% of the target premium plus 4% of any excess premium payments. Gross renewal commissions in years 2 through 10 paid by Nationwide will not exceed 4% of actual premium payment, and will not exceed 1% in policy years 11 and thereafter.

                                    OFFICERS

                              VAN KAMPEN FUNDS INC.


NAME                                OFFICE                                            LOCATION
Richard F. Powers III               Chairman & Chief Executive Officer            Oakbrook Terrace, IL
John H. Zimmerman III               President                                     Oakbrook Terrace, IL
A. Thomas Smith III                 Executive Vice President, General
                                     Counsel, and Secretary                       Oakbrook Terrace, IL
Steven M. Massoni                   Executive Vice President                      Oakbrook Terrace, IL
William R. Rybak                    Executive Vice President, Chief
                                     Financial Officer & Treasurer                Oakbrook Terrace, IL
Michael H. Santo                    Executive Vice President, Chief
                                     Operations & Technology Officer              Oakbrook Terrace, IL
Colette M. Saucedo                  Executive Vice President & Chief
                                     Administrative Officer                       Houston, TX
David Michael Swanson               Executive Vice President & Chief
                                     Marketing Officer                            Oakbrook Terrace, IL
Laurence J. Althoff                 Senior Vice President & Controller            Oakbrook Terrace, IL
Don J. Andrews                      Senior Vice President & Chief
                                     Compliance Officer                           Oakbrook Terrace, IL
Sara Louise Badler                  Senior Vice President, Deputy General
                                     Counsel & Assistant Secretary                Oakbrook Terrace, IL
James J. Boyne                      Sr. Vice President, Deputy General
                                     Counsel & Assistant Secretary                Oakbrook Terrace, IL
Glenn M. Cackovit                   Sr. Vice President                            Oakbrook Terrace, IL
Gary R. DeMoss                      Sr. Vice President                            Oakbrook Terrace, IL
John E. Doyle                       Sr. Vice President                            Oakbrook Terrace, IL
Richard G. Golod                    Sr. Vice President                            Annapolis, MD
Eric J. Hargens                     Sr. Vice President                            Oakbrook Terrace, IL
Dominic C. Martellaro               Sr. Vice President                            Oakbrook Terrace, IL
Carl E. Mayfield                    Sr. Vice President                            Lakewood, CO
Mark R. McClure                     Sr. Vice President                            Oakbrook Terrace, IL
Robert F. Muller, Jr.               Sr. Vice President                            Houston, TX
Walter E. Rein                      Sr. Vice President                            Oakbrook Terrace, IL
James J. Ryan                       Sr. Vice President                            Oakbrook Terrace, IL
Frederick Shepherd                  Sr. Vice President                            Houston, TX
Robert S. West                      Sr. Vice President                            Oakbrook Terrace, IL
Weston B. Wetherell                 Sr. Vice President & Asst. Secretary          Oakbrook Terrace, IL
Patrick J. Woelfel                  Sr. Vice President                            Oakbrook Terrace, IL
Edward G. Wood, III                 Sr. Vice President & Chief Operating
                                     Officer                                      Oakbrook Terrace, IL
James Robert Yount                  Sr. Vice President                            Coto De Caza, CA
Patricia A. Bettlach                1st Vice President                            Chesterfield, MO
Gregory Heffington                  1st Vice President                            Ft. Collins, CO
David S. Hogaboom                   1st Vice President                            Oakbrook Terrace, IL
Maura A. McGrath                    1st Vice President                            New York, NY
Thomas Rowley                       1st Vice President                            Oakbrook Terrace, IL

Andrew J. Scherer                   1st Vice President                            Oakbrook Terrace, IL
James D. Stevens                    1st Vice President                            North Andover, MA
James K. Ambrosio                   Vice President                                Massapequa, NY
Brian P. Arcara                     Vice President                                Buffalo, NY
Timothy R. Armstrong                Vice President                                Wellington, FL
Matthew T. Baker                    Vice President                                Oakbrook Terrace, IL
Shakeel Anwar Barkat                Vice President                                Annapolis, MD
Scott C. Bemstiel                   Vice President                                Plainsboro, NJ
Carol S. Biegel                     Vice President                                Oakbrook Terrace, IL
Christopher M. Bisaillon            Vice President                                Oakbrook Terrace, IL
William Edward Bond                 Vice President                                New York, NY
Michael P. Boos                     Vice President                                Oakbrook Terrace, IL
Robert C. Brooks                    Vice President                                Oakbrook Terrace, IL
Elizabeth M. Brown                  Vice President                                Houston, TX
Michael Winston Brown               Vice President                                Colleyville, TX
William F. Burke, Jr.               Vice President                                Mendham, NJ
Loren Burket                        Vice President                                Plymouth, MN
Juanita E. Buss                     Vice President                                Kennesaw, GA
Christine Cleary Byrum              Vice President                                Tampa, FL
Richard J. Charlino                 Vice President                                Houston, TX
Deanne Margaret Chiaro              Vice President                                Oakbrook Terrace, IL
Scott A. Chriske                    Vice President                                Plano, TX
German Clavijo                      Vice President                                Atlanta, GA
Dominick Cogliandro                 Vice President & Asst. Treasurer              New York, NY
Michael Colston                     Vice President                                Louisville, KY
Kevin J. Connors                    Vice President                                Oakbrook Terrace, IL
Gina M. Costello                    Vice President & Asst. Secretary              Oakbrook Terrace, IL
Suzanne Cummings                    Vice President                                Oakbrook Terrace, IL
Michael E. Eccleston                Vice President                                Oakbrook Terrace, IL
William J. Fow                      Vice President                                Redding, CT
Charles Friday                      Vice President                                Gibsonia, PA
Kyle D. Haas                        Vice President                                Oakbrook Terrace, IL
Daniel Hamilton                     Vice President                                Austin, TX
John G. Hansen                      Vice President                                Oakbrook Terrace, IL
Michael D. Hibsch                   Vice President                                Oakbrook Terrace, IL
Susan J. Hill                       Vice President & Senior Attorney              Oakbrook Terrace, IL
Thomas R. Hindelang                 Vice President                                Gilbert, AZ
Bryn M. Hoggard                     Vice President                                Houston, TX
Michelle Huber                      Vice President                                Oakbrook Terrace, IL
Michael B. Hughes                   Vice President                                Oakbrook Terrace, IL
Lowell Jackson                      Vice President                                Norcross, GA
Kevin G. Jajuga                     Vice President                                Baltimore, MD
Laurie L. Jones                     Vice President                                Houston, TX
Robert Daniel Kendall               Vice President                                Oakbrook Terrace, IL
Michael C. Kinney                   Vice President                                Oakbrook Terrace, IL
Dana R. Klein                       Vice President                                Oakbrook Terrace, IL
Frederick Kohly                     Vice President                                Miami, FL
Patricia D. Lathrop                 Vice President                                Tampa, FL
Brian Laux                          Vice President                                Staten Island, NY

Tony E. Leal                        Vice President                                Houston, TX
S. William Lehew III                Vice President                                Charlotte, NC
Ivan R. Lowe                        Vice President                                Houston, TX
Richard M. Lundgren                 Vice President                                Oakbrook Terrace, IL
Linda S. MacAyeal                   Vice President & Senior Attorney              Oakbrook Terrace, IL
Kevin S. Marsh                      Vice President                                Bellevue, WA
Brooks D. McCartney                 Vice President                                Issaquah, WA
Anne Therese McGrath                Vice President                                Los Gatos, CA
John Mills                          Vice President                                Kenner, LA
Stuart R. Moehlman                  Vice President                                Houston, TX
Carin Elizabeth Morgan              Vice President                                Oakbrook Terrace, IL
Ted Morrow                          Vice President                                Plano, TX
Lance O'Brian Murphy                Vice President                                Houston, TX
Peter Nicholas                      Vice President                                Beverly, MA
James A. O'Brien                    Vice President                                New York, NY
Allyn Maureen O'Connor              Vice President & Assc. General Counsel        Oakbrook Terrace, IL
Gregory S. Parker                   Vice President                                Houston, TX
Christopher Petrungaro              Vice President                                Oakbrook Terrace, IL
Richard J. Poli                     Vice President                                Dowington
Ronald E. Pratt                     Vice President                                Marietta, GA
Theresa Marie Renn                  Vice President                                Oakbrook Terrace, IL
Kevin Wayne Reszel                  Vice President                                Oakbrook Terrace, IL
Michael W. Rohr                     Vice President                                Oakbrook Terrace, IL
Jeffrey L. Rose                     Vice President                                Houston, TX
Suzette N. Rothberg                 Vice President                                Plymouth, MN
Jeffrey Rourke                      Vice President                                Oakbrook Terrace, IL
Heather R. Sabo                     Vice President                                Richmond, VA
Thomas J. Sauerborn                 Vice President                                New York, NY
Diane Saxon                         Vice President & Assistant Treasurer          Oakbrook Terrace, IL
Stephanie Scarlata                  Vice President                                Bedford Corners, NY
Timothy M. Scholten                 Vice President                                Oakbrook Terrace, IL
Ronald J. Schuster                  Vice President                                Tampa, FL
Jeffrey M. Scott                    Vice President                                Oakbrook Terrace, IL
Gwen L. Shaneyfalt                  Vice President                                Oakbrook Terrace, IL
Jeffrey C. Shirk                    Vice President                                Swampscott, MA
Traci T. Sorenson                   Vice President                                Oakbrook Terrace, IL
Darren D. Stabler                   Vice President                                Phoenix, AZ
Christopher J. Staniforth           Vice President                                Leawood, KS
Richard Stefanec                    Vice President                                Los Angles, CA
William C. Strafford                Vice President                                Granger, IN
Charles S. Thompson                 Vice President                                Oakbrook Terrace, IL
John F. Tierney                     Vice President                                Oakbrook Terrace, IL
Curtis L. Ulvestad                  Vice President                                Red Wing, MN
Brett Alan VanBortel                Vice President                                Oakbrook Terrace, IL
Larry Brian Vickrey                 Vice President                                Houston, TX
Daniel B. Waldron                   Vice President                                Oakbrook Terrace, IL
Jeff Warland                        Vice President                                Oakbrook Terrace, IL
Robert A. Watson                    Vice President                                Oakbrook Terrace, IL
Sharon M. Wells Coicou              Vice President                                New York, NY

Frank L. Wheeler                    Vice President                                Oakbrook Terrace, IL
Harold Whitworth, III               Vice President                                Oakbrook Terrace, IL
Joel John Wilczewski                Vice President                                Oakbrook Terrace, IL
Thomas M. Wilson                    Vice President                                Oakbrook Terrace, IL
Barbara A. Withers                  Vice President                                Oakbrook Terrace, IL
David M. Wynn                       Vice President                                Phoenix, AZ
Patrick M. Zacchea                  Vice President                                Oakbrook Terrace, IL
Scott F. Becker                     Asst. Vice President                          Oakbrook Terrace, IL
Brian E. Binder                     Asst. Vice President                          Oakbrook Terrace, IL
Billie J. Bronaugh                  Asst. Vice President                          Houston, TX
Lynn Chadderton                     Asst. Vice President                          Valnco, FL
Phillip C. Ciulla                   Asst. Vice President                          Oakbrook Terrace, IL
Amy Cooper                          Asst. Vice President                          Oakbrook Terrace, IL
Paula M. Duerr                      Asst. Vice President                          Oakbrook Terrace, IL
Tammy Echevarria-Davis              Asst. Vice President                          Oakbrook Terrace, IL
Walter C. Gray                      Asst. Vice President                          Houston, TX
Nancy Johannsen                     Asst. Vice President                          Oakbrook Terrace, IL
Thomas G. Johnson                   Asst. Vice President                          New York, NY
Tara Gay Jones                      Asst. Vice President                          Oakbrook Terrace, IL
Robin R. Jordan                     Asst. Vice President                          Oakbrook Terrace, IL
Holly Kay Lieberman                 Asst. Vice President                          Oakbrook Terrace, IL
Gregory Todd Mino                   Asst. Vice President                          Oakbrook Terrace, IL
Barbara Novak                       Asst. Vice President                          Oakbrook Terrace, IL
Christopher Perozek                 Asst. Vice President                          Oakbrook Terrace, IL
Christine K. Putong                 Asst. Vice President & Asst. Secretary        Oakbrook Terrace, IL
Leah Richardson                     Asst. Vice President                          Oakbrook Terrace, IL
David P. Robbins                    Asst. Vice President                          Oakbrook Terrace, IL
Regina Rosen                        Asst. Vice President                          Oakbrook Terrace, IL
Pamela S. Salley                    Asst. Vice President                          Houston, TX
David T. Saylor                     Asst. Vice President                          Oakbrook Terrace, IL
Katherine P. Scherer                Asst. Vice President                          Oakbrook Terrace, IL
Heather K. Schmitt                  Asst. Vice President                          Oakbrook Terrace, IL
Lisa Schultz                        Asst. Vice President                          Oakbrook Terrace, IL
Laurel H. Shipes                    Asst. Vice President                          Oakbrook Terrace, IL
Lauren B. Sinai                     Asst. Vice President                          Oakbrook Terrace, IL
Scott Stevens                       Asst. Vice President                          Oakbrook Terrace, IL
Kristen L. Transier                 Asst. Vice President                          Houston, TX
Damienne C. Trippiedi               Asst. Vice President                          Oakbrook Terrace, IL
Michael Trizil                      Asst. Vice President                          Oakbrook Terrace, IL
David H. Villarreal                 Asst. Vice President                          Oakbrook Terrace, IL
Judy W. Woolley                     Asst. Vice President                          Houston, TX
Cathy Napoli                        Assistant Secretary                           Oakbrook Terrace, IL
John Browning                       Officer                                       Oakbrook Terrace, IL
Leticia George                      Officer                                       Houston, TX
William D. McLaughlin               Officer                                       Houston, TX
Rebecca Newman                      Officer                                       Houston, TX
John Yovanovic                      Officer                                       Houston, TX

                                    DIRECTORS

                              VAN KAMPEN FUNDS INC.

         NAME                              OFFICE                         LOCATION

         Richard F. Powers III             Chairman & Chief               1 Parkview Plaza
                                           Executive Officer              P.O. Box 5555
                                                                          Oakbrook Terrace, IL  60181-5555

         A. Thomas Smith III               Executive Vice President,      1 Parkview Plaza
                                           General Counsel &              P.O. Box 5555
                                           Secretary                      Oakbrook Terrace, IL  60181-5555

         William R. Rybak                  Executive Vice President,      1 Parkview Plaza
                                           Chief Financial Officer        P.O. Box 5555
                                           & Treasurer                    Oakbrook Terrace, IL  60181-5555

         John H. Zimmerman III             President                      1 Parkview Plaza
                                                                          P.O. Box 5555
                                                                          Oakbrook Terrace, IL  60181-5555

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

o    Nationwide Variable Account;

o    Nationwide Variable Account-II;

o    Nationwide Variable Account-3;

o    Nationwide Variable Account-4;

o    Nationwide Variable Account-5;

o    Nationwide Variable Account-6;

o    Nationwide Fidelity Advisor Variable Account;

o    Nationwide Variable Account-8;

o    Nationwide Variable Account-9;

o    Nationwide Variable Account-10;

o    Nationwide Variable Account-11;

o    MFS Variable Account;

o    Nationwide Multi-Flex Variable Account;

o    Nationwide VLI Separate Account;

o    Nationwide VLI Separate Account-2;

o    Nationwide VLI Separate Account-3;

o    Nationwide VLI Separate Account-4;

o    Nationwide VLI Separate Account-5;

o    NACo Variable Account;

o    Nationwide DC Variable Account; and

o    Nationwide DCVA II


Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies. As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide Life Insurance Company. NFS serves as a holding company for other financial institutions. Nationwide Life Insurance Company is the sole owner of Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. Messrs,

McFerson, Gasper, Woodward, and Ms. Thomas are also trustees of one or more of the registered investment companies distributed by Nationwide Investment Services Corporation, a registered broker-dealer affiliated with the Nationwide group of companies.

DIRECTORS OF NATIONWIDE
----------------------------------------------------------------------------------------------------------------------
DIRECTORS OF THE DEPOSITOR               POSITIONS AND OFFICES
NAME AND PRINCIPAL BUSINESS ADDRESS         WITH DEPOSITOR        PRINCIPAL OCCUPATION
----------------------------------------------------------------------------------------------------------------------
Lewis J. Alphin                                Director           Farm Owner and Operator, Bell Farms(1)
519 Bethel Church Road
Mount Olive, NC 28365-6107
----------------------------------------------------------------------------------------------------------------------
A. I. Bell                                     Director           Farm Owner and Operator(1)
4121 North River Road West
Zanesville, OH 43701
----------------------------------------------------------------------------------------------------------------------
Kenneth D. Davis                               Director           Farm Owner and Operator(1)
7229 Woodmansee Road
Leesburg, OH 45135
----------------------------------------------------------------------------------------------------------------------
Keith W. Eckel                                 Director           Partner, Fred W. Eckel Sons; President, Eckel
1647 Falls Road                                                   Farms, Inc.(1)
Clarks Summit, PA 18411
----------------------------------------------------------------------------------------------------------------------
Willard J. Engel                               Director           Retired General Manager, Lyon County Co-operative
301 East Marshall Street                                          Oil Company(1)
Marshall, MN 56258
----------------------------------------------------------------------------------------------------------------------
Fred C. Finney                                 Director           Owner and Operator, Moreland Fruit Farm; Operator,
1558 West Moreland Road                                           Melrose Orchard(1)
Wooster, OH 44691
----------------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                      President and Chief         President and Chief Operating Officer, Nationwide
One Nationwide Plaza                  Operating Officer and       Life Insurance Company and Nationwide Life and
Columbus, OH 43215                    Director                    Annuity Insurance Company(2)
----------------------------------------------------------------------------------------------------------------------
Dimon R. McFerson                     Chairman and Chief          Chairman and Chief Executive Officer(2)
One Nationwide Plaza                  Executive Officer and
Columbus, OH 43215                    Director
----------------------------------------------------------------------------------------------------------------------
David O. Miller                       Chairman of the Board       President, Owen Potato Farm, Inc.; Partner, M&M
115 Sprague Drive                     and Director                Enterprises(1)
Hebron, OH 43025
----------------------------------------------------------------------------------------------------------------------
Yvonne L. Montgomery                           Director           Senior Vice President and General Manager, Public
Xerox Corporation                                                 Sector Worldwide/Document Solutions Group
Suite 200                                                         Xerox Corporation(2)
1401 H Street NW
Washington, DC 20007
----------------------------------------------------------------------------------------------------------------------
Ralph M. Paige                                 Director           Executive Director Federation of Southern
Federation of Southern                                            Cooperatives/Land Assistance Fund
Cooperatives/Land Assistance Fund
2769 Church Street
East Point, GA 30344
----------------------------------------------------------------------------------------------------------------------
James F. Patterson                             Director           Vice President, Pattersons, Inc.; President,
8765 Mulberry Road                                                Patterson Farms, Inc.(1)
Chesterland, OH 44026
----------------------------------------------------------------------------------------------------------------------
Arden L. Shisler                               Director           President and Chief Executive Officer, K&B
1356 North Wenger Road                                            Transport, Inc.(1)
Dalton, OH 44618
----------------------------------------------------------------------------------------------------------------------

DIRECTORS OF NATIONWIDE
----------------------------------------------------------------------------------------------------------------------
DIRECTORS OF THE DEPOSITOR               POSITIONS AND OFFICES
NAME AND PRINCIPAL BUSINESS ADDRESS         WITH DEPOSITOR        PRINCIPAL OCCUPATION
----------------------------------------------------------------------------------------------------------------------
Robert L. Stewart                              Director           Owner and Operator Sunnydale Farms and Mining(1)
88740 Fairview Road
Jewett, OH 43986
----------------------------------------------------------------------------------------------------------------------
Nancy C. Thomas                                Director           Co-owner, Thomas Farms(2)
1767D Westwood Avenue
Alliance, OH 44601
----------------------------------------------------------------------------------------------------------------------

     (1)  Principal occupation for last 5 years.

     (2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide group of companies except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of NISC, a registered broker-dealer.

Messrs, McFerson, Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Mr. McFerson and Ms. Thomas are trustees of Nationwide Mutual Funds, a registered investment company. Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. McFerson is trustee of Financial Horizons Investment Trust and Nationwide Mutual Funds, registered investment companies.

EXECUTIVE OFFICERS OF NATIONWIDE
-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS               OFFICES OF THE DEPOSITOR
-------------------------------------------------------------------------------------------------------------------
Richard D. Headley                                Executive Vice President - Chief Information Technology Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                  Executive Vice President - Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                           Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
James E. Brock                                    Senior Vice President - Corporate Development
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Charles A. Bryan                                  Senior Vice President - Chief Actuary - Property and Casualty
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
John R. Cook, Jr.                                 Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David A. Diamond                                  Senior Vice President - Corporate Controller
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Philip C. Gath                                    Senior Vice President - Chief Actuary - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------

EXECUTIVE OFFICERS OF NATIONWIDE
-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS               OFFICES OF THE DEPOSITOR
-------------------------------------------------------------------------------------------------------------------
Patricia R. Hatler                                Senior Vice President, General Counsel and Secretary
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David K. Hollingsworth                            Senior Vice President
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David R. Jahn                                     Senior Vice President - Commercial Insurance
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Donna A. James                                    Senior Vice President - Chief Human Resources Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                  Senior Vice President - Sales - Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Gregory S. Lashutka                               Senior Vice President - Corporate Relations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Edwin P. McCausland, Jr.                          Senior Vice President - Fixed Income Securities
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Mark D. Phelan                                    Senior Vice President - Technology Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Douglas C. Robinette                              Senior Vice President - Claims and Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                  Senior Vice President - Finance - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard M. Waggoner                               Senior Vice President - Operations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                   Senior Vice President - Product Management and Nationwide
One Nationwide Plaza                              Financial Marketing
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------

DIMON R. MCFERSON has been a Director since April 1988 and Chairman and Chief Executive Officer since April 1996. He was elected Chief Executive Officer in December 1992, and President and Chief Executive Officer in December 1993. He was President and General Manager of Nationwide Mutual Insurance Company from April 1988 to April 1991; President and Chief Operating Officer of Nationwide Mutual Insurance Company from April 1991 to December 1992; and President and Chief Executive Officer of Nationwide Mutual Insurance Company from December 1992 to April 1996. Mr. McFerson has been with Nationwide for 20 years.

JOSEPH J. GASPER has been President and Chief Operating Officer and Director of Nationwide since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide

Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 33 years.

LEWIS J. ALPHIN has been a Director of Nationwide since 1993. Mr. Alphin owns and operates an 800-acre farm in Mt. Olive, NC. He taught agriculture business at James Sprunt Community Collegy in Kenansville, NC for more than 22 years before retiring in 1994. He is the former board chairman of the Cape Fear Farm Credit Association, a member and former vice president, secretary/treasurer, and director of the Duplin County Agribusiness Council, and a former board member of the Southern States Cooperative (1986 to 1993). Mr. Alphin is a member of the Duplin County Farm Bureau, the North Carolina Farm Bureau, ad the Farm Credit Council. He is a member and former director of the Oak Wolfe Fire Department.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

JAMES E. BROCK has been Senior Vice President - Corporate Development since July 1997. Previously, he was Senior Vice President - Company Operations from December 1996 to July 1997 and was also Senior Vice President - Life Company Operations from April 1996 to July 1997. Mr. Brock was Senior Vice President - Investment Products Operations from November 1990 to April 1996. Prior to that time, Mr. Brock held several positions within Nationwide. Mr. Brock has been with Nationwide for 30 years.

CHARLES A. BRYAN has been a Senior Vice President - Chief Actuary - Property and Casualty since 1998. Prior to joining Nationwide, Mr. Bryan was president, Chief Operating Officer of Direct Response Corporation from 1996 to 1998. Prior to that time, Mr. Bryan was a partner with Ernst & Young.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 2 years.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis is the immediate past president of the Ohio Farm Bureau Federation. He served as a member of the Ohio Farm Bureau Federation's board of trustees from 1989 until 1999. He served as first vice president of the board from 1994 until 1998. Mr. Davis serves on the board of directors of his local rural electric cooperatives and is a member of many agriculture organizations including the Ohio Corn Growers, Ohio Cattlemen's and Ohio Soybean associations.

DAVID A. DIAMOND has been Senior Vice President - Corporate Controller since August 1999. He was Vice President-Controller from August 1996 to August 1999. Previously, he was Vice President - Controller from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 11 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc. in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. Mr. Eckel is a member of the Pennsylvania Agricultural Land Preservation Board. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. He has served as a board member and executive committee member of the American Farm Bureau Federation. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations and former board member of the Pennsylvania Vegetable Growers Association.

WILLARD J. ENGEL has been a Director of Nationwide since 1994. Mr. Engel served as general manager of Lyon County Co-Operative Oil Co. in Marshall, MN from 1975 to 1997, and occasionally serves on a consulting basis. He previously was a division manager of the Truman Farmers Elevator. He is a former director of the Western Co-op Transport in Montevideo, MN, a former director and legislative committee chairman of the Northwest Petroleum Association in St. Paul, and a former director of Farmland Industries in Kansas City.

FRED C. FINNEY has been a Director of Nationwide since 1992. Mr. Finney is the owner and operator of the Moreland Fruit Farm and operator of Melrose Orchard in Wooster, OH. He is past president of the Ohio Farm Bureau Federation, the Ohio Fruit Growers Society, Wayne County Farm Bureau, and the Westwood Ruritan Club. He is a member of the American Berry Cooperative.

PHILIP C. GATH has been Senior Vice President - Chief Actuary - Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 31 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary since April 2000. Previously, she was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999.

DAVID K. HOLLINGSWORTH has been Senior Vice President - Multi Channel and Sponsor Relations since August 1999. Previously, he was Senior Vice President - Marketing from June 1999 to August 1999. Prior to that time, has held numerous positions within the Nationwide group of companies. Mr. Hollingsworth has been with Nationwide for 25 years.

DAVID R. JAHN has been Senior Vice President - Commercial Insurance since March 1998. Previously, he was Vice President - Property/Casualty Operations and Vice President - Resource Management from March 1996 to January 1998. Prior to that time, Mr. Jahn has held numerous positions within the Nationwide group of companies. Mr. Jahn has been with Nationwide for 28 years.

DONNA A. JAMES has been Senior Vice President - Chief Human Resources Officer since May 1999. She was Senior Vice President - Human Resources from December 1997 to May 1999. Previously she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time, Ms. James was Vice President - Assistant to the CEO of Nationwide from March 1996 to July 1996. From May 1994 to March 1996 she was Associate Vice President - Assistant to the CEO for

Nationwide. Previously Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 18 years.

RICHARD D. HEADLEY has been Executive Vice President - Chief Information Technology Officer since May 1999. He was Senior Vice President - Chief Information Technology Officer from October 1997 to May 1999. Previously, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992 Mr. Headley held several positions with Banc One Corporation. Mr. Headly has been with Nationwide for 2 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 35 years.

GREGORY S. LASHUTKA has been Senior Vice President - Corporate Relations since January 2000. Previously, he was the Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. From January 1986 to December 1991, Mr. Lashutka was a Partner with Squire, Sanders & Dempsey. From January 1978 to December 1985, he was City Attorney for the City of Columbus (Ohio).

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President - Fixed Income Securities since 1999. Mr. McCausland has 29 years of experience in insurance investments beginning his career in 1970 with Connecticut Mutual Life Insurance Company. He joined Phoenix Mutual Life Insurance Company in 1981 as second Vice President of Bond Investments and rising to Vice President of Pension Operations. He was Vice President and Managing Director of Mass Mutual Life Insurance Company prior to joining Nationwide.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been Chairman of the Board since 1998. Mr. Miller is president of Owen Potato Farm, Inc. and a partner of M&M Enterprises in Licking County, OH. He is a director and board chairman of the National Cooperative Business Association, director of Cooperative Business International and the International Cooperative Alliance, and serves on the educational executive committee of the National Council of Farmer Cooperatives. He was president of the Ohio Farm Bureau Federation from 1981 to 1985 and was vice president for six years. Mr. Miller served a two year term on the board of the American Farm Bureau Association. He is past president of the Ohio Vegetable and Potato Growers Association, and was a director of Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark.

YVONNE L. MONTGOMERY has been a Director of Nationwide since April, 1998. Ms. Montgomery is senior vice president/general manager - Public Sector Worldwide/Document Solutions Group for Xerox Corporation. A resident of Washington, DC, Ms. Montgomery is in charge of providing an integrated, industry-focused portfolio of document solutions and services to the public sector worldwide. Ms. Montgomery joined Xerox in 1976 as a sales representative and progressed through management positions, including vice president-field operations and executive assistant to the chairman and CEO.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer since April 1995. Previously, he was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 24 years.

RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JAMES F. PATTERSON has been a Director of Nationwide since April 1989. Mr. Patterson is president of Patterson Farms, Inc. and has operated Patterson Fruit Farm in Chesterland, OH since 1964. Mr. Patterson is on the boards of The Ohio State University Hospitals Health System in Cleveland, Geauga Hospital, Inc. and the National Cooperative Business Association. He is past president of the Ohio Farm Bureau Federation and former member of Cleveland Foundation's Lake and Geauga Advisory Committees.

MARK D. PHELAN has been Senior Vice President - Technology Services since 1998. His previous management experience includes five years (1977-1982) with the data processing division's sales group at IBM Corporation. From 1982 through 1990, Mr. Phelan served as director of AT&T's Consumer Communications Services Group and he was subsequently promoted to sales vice president for the Eastern Region of the Business Communications Services Division. In 1992, he became executive vice president-sales and marketing for the Electronic Commerce Division of Checkfree Corporation, a position he held for five years. From 1997 until 1998, he was in private consulting.

DOUGLAS C. ROBINETTE has been Senior Vice President - Claims and Financial Services since 1999. Previously, he was Senior Vice President - Marketing and Product Management from May 1998 to 1999. Previously, Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau (Wausau), a member of the Nationwide group until December 1998, from September 1996 to May 1998. Prior to that time he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995 Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994 he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with the Nationwide group for 13 years.

ARDEN L. SHISLER has been a Director of Nationwide since 1984. Mr. Shisler is president and chief executive officer of K&B Transport, Inc., a trucking firm in Dalton, OH. He is a director of the National Cooperative Business Association in Washington, DC. He is a former board member and vice president of the Ohio Farm Bureau Federation and past president of the Ohio Agricultural Marketing Association, an Ohio Farm Bureau Federation subsidiary. He is a member of the Ohio Trucking Association, the Ohio Trucking Safety Council, the Wayne County Farm Bureau, Cornerstone Community Church, the Advisory Committee of The Ohio State University Agriculture Technical Institute and a board member of the Wilderness Center.

ROBERT L. STEWART has been a Director of Nationwide since 1989. Mr. Stewart is the owner and operator of Sunnydale Farms and Mining in Jewett, OH. He served on the board of the Ohio Farm Bureau Federation and as president of the Ohio Holstein Association board. Mr. Stewart was a director of the Ohio Agricultural Stabilization and Conservation Service board and Landmark, Inc. a farm supply cooperative which is now part of Indianapolis-based Countrymark.

NANCY C. THOMAS has been a Director of Nationwide since 1986. Mrs. Thomas is a board member of Farm Credit Services' 4th District and serves on the advisory board of Walsh University in North Canton, OH. She is a past president and former director of the Ohio Agricultural Marketing Association and served on the boards of the Ohio Farm Bureau Federation and Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark, and as the Midwest regional representative on the American Farm Bureau women's committee.

MARK R. THRESHER has been Senior Vice President - Finance - Nationwide Financial since May 1999. He was Vice President - Controller from August 1996 to May 1999. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to November 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP from July 1988 to June 1996.

RICHARD M. WAGGONER has been Senior Vice President - Operations since May 1999. Previously, he was President of Nationwide Services from May 1997 to May 1999. Prior to that time, Mr. Waggoner has held numerous positions within the Nationwide group of companies. Mr. Waggoner has been with Nationwide for 23 years.

SUSAN A. WOLKEN has been Senior Vice President - Product Management and Nationwide Financial Marketing since May 1999. Previously, Ms. Wolken was Senior Vice President - Life Company Operations from June 1997 to May 1999. She was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 25 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 35 years.

APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

VAN KAMPEN LIFE INVESTMENT TRUST

The Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares of the Trust are offered in separate Portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc. serves as the Portfolio's investment adviser.

     ASSET ALLOCATION PORTFOLIO (FORMERLY MULTIPLE STRATEGY FUND)

     The investment objective of this Portfolio is to seek a high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity, intermediate and long-term debt and money market securities. Total investment return consists of current income, including dividends, interest, and discount accruals, and capital appreciation. The Adviser may vary the composition of the Portfolio from time to time based upon an evaluation of economic and market trends and the anticipated relative total return available from a particular type of security.

     DOMESTIC INCOME PORTFOLIO (FORMERLY DOMESTIC STRATEGIC INCOME FUND)

     The investment objective of this Portfolio is to seek current income as its primary objective. Capital appreciation is a secondary objective. The Portfolio attempts to achieve these objectives through investment primarily in a diversified portfolio of fixed-income securities. The Portfolio may invest in investment grade securities and lower rated and nonrated securities. Lower rated securities are regarded by the rating agencies as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

     EMERGING GROWTH PORTFOLIO

     The investment objective of this Portfolio is to seek capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small and medium sized companies considered by the Adviser to be emerging growth companies. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in common stocks of small and medium sized companies (less than $2 billion of market capitalization), both domestic and foreign. The Portfolio may invest up to 20% of its total assets in securities of foreign issuers. Additionally, the Portfolio may invest up to 15% of the value of its assets in restricted securities (i.e., securities which may not be sold without registration under the Securities Act of 1933) and in other securities not having readily available market quotations.

     ENTERPRISE PORTFOLIO (FORMERLY COMMON STOCK FUND)

     The investment objective of this Portfolio is to seek capital appreciation by investing securities believed by the Adviser to have above average appreciation. Any income received on such securities is incidental to the objective of capital appreciation.

     GLOBAL EQUITY PORTFOLIO

     The investment objective of this Portfolio is to seek long term capital growth through investments in an internationally diversified portfolio of equity securities of companies of any nation including the United States. The Portfolio intends to be invested in equity securities of companies of at least three countries including the United States. Under normal market conditions, at least 65% of the Portfolio's total assets are so invested. Equity securities include common stocks, preferred stocks and warrants or options to acquire such securities.

     GOVERNMENT PORTFOLIO

     The investment objective of this Portfolio is to provide investors with a high current return consistent with preservation of capital. The Portfolio invests primarily in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In order to hedge against changes in interest rates, the Portfolio may also purchase or sell options and engage in transactions involving interest rate futures contracts and options on such contracts.

     MONEY MARKET PORTFOLIO

     The investment objective of this Portfolio is to seek a high level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

     MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO (FORMERLY REAL ESTATE SECURITIES FUND)

     The investment objective of this Portfolio is to seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Portfolio will achieve its investment objective.

APPENDIX B:  ILLUSTRATION OF SURRENDER CHARGES

Example 1: A female non-tobacco, age 45, purchases a policy with a specified amount of $50,000 and a scheduled premium of $750. She now wishes to surrender the policy during the first policy year. By using the "Initial Surrender Charge" table reproduced below, (also see "Surrender Charges") the total Surrender Charge per thousand, multiplied by the specified amount expressed in thousands, equals the total surrender charge of $569.80 ($11.396 x 50=$569.80).

Example 2: A male non-tobacco, age 35, purchases a policy with a specified amount of $100,000 and a scheduled premium of $1,100. He now wants to surrender the policy in the sixth policy year. The total initial surrender charge is calculated using the method illustrated above. (Surrender Charge per $1,000:
$6.817 x 100=$681.70 maximum initial surrender charge). Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below. (Also see "Reductions to Surrender Charges"). In this case, $681.70 x 60%=$409.02 which is the amount Nationwide deducts as a total surrender charge.

Maximum surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis.


                    Initial Specified Amount $50,000-$99,999

-----------------------------------------------------------------------------------------------------------
        ISSUE                  MALE                FEMALE                MALE                FEMALE
         AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
-----------------------------------------------------------------------------------------------------------
          25                 $ 7.776              $ 7.521              $ 8.369              $ 7.818
-----------------------------------------------------------------------------------------------------------
          35                   8.817                8.398                9.811                8.891
-----------------------------------------------------------------------------------------------------------
          45                  12.191               11.396               13.887               12.169
-----------------------------------------------------------------------------------------------------------
          55                  15.636               14.011               18.415               15.116
-----------------------------------------------------------------------------------------------------------
          65                  22.295               19.086               26.577               20.641
-----------------------------------------------------------------------------------------------------------

                       Initial Specified Amount $100,000+

-----------------------------------------------------------------------------------------------------------
        ISSUE                  MALE                FEMALE                MALE                FEMALE
         AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
-----------------------------------------------------------------------------------------------------------
          25                 $ 5.776              $ 5.521              $ 6.369              $ 5.818
-----------------------------------------------------------------------------------------------------------
          35                   6.817                6.398                7.811                6.891
-----------------------------------------------------------------------------------------------------------
          45                   9.691                8.896               11.387                9.669
-----------------------------------------------------------------------------------------------------------
          55                  13.136               11.511               15.915               12.616
-----------------------------------------------------------------------------------------------------------
          65                  21.295               18.086               25.577               19.641
-----------------------------------------------------------------------------------------------------------

                         Reductions to Surrender Charges

------------------------------------------------------------------------------------------------
                             SURRENDER CHARGE                             SURRENDER CHARGE
      COMPLETED              AS A % OF INITIAL        COMPLETED           AS A % OF INITIAL
     POLICY YEARS            SURRENDER CHARGES       POLICY YEARS         SURRENDER CHARGES
------------------------------------------------------------------------------------------------
          0                        100%                   5                        60%
------------------------------------------------------------------------------------------------
          1                        100%                   6                        50%
------------------------------------------------------------------------------------------------
          2                         90%                   7                        40%
------------------------------------------------------------------------------------------------
          3                         80%                   8                        30%
------------------------------------------------------------------------------------------------
          4                         70%                   9+                        0%
------------------------------------------------------------------------------------------------

The current surrender charges are the same for all states. However, in Pennsylvania, the guaranteed maximum surrender charges are spread out over 14 years.

The guaranteed maximum surrender charges in subsequent years in Pennsylvania are reduced in the following manner:


-------------------------------------------------------------------------------------------------------------------

   COMPLETED       SURRENDER CHARGE    COMPLETED     SURRENDER CHARGE       COMPLETED        SURRENDER CHARGE
    POLICY        AS A % OF INITIAL     POLICY       AS A % OF INITIAL        POLICY         AS A % OF INITIAL
     YEARS        SURRENDER CHARGES     YEARS        SURRENDER CHARGES        YEARS          SURRENDER CHARGES
-------------------------------------------------------------------------------------------------------------------
       0                100%              5                 60%                 10                   20%
-------------------------------------------------------------------------------------------------------------------
       1                100%              6                 50%                 11                   15%
-------------------------------------------------------------------------------------------------------------------
       2                 90%              7                 40%                 12                   10%
-------------------------------------------------------------------------------------------------------------------
       3                 80%              8                 30%                 13                    5%
-------------------------------------------------------------------------------------------------------------------
       4                 70%              9                 25%                 14+                   0%
-------------------------------------------------------------------------------------------------------------------


The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact Nationwide for an illustration.

Nationwide has no plans to change the current surrender charges.

APPENDIX C: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The mortality and expense risk charge is equivalent to an annual effective rate of 0.80% of the daily net assets of the variable account. On each policy anniversary beginning with the 10th, the mortality and expense risk charge is reduced to 0.50% on an annual basis of the daily net assets of the variable account, provided the cash surrender value is $25,000 or more on such anniversary. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.90% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses after expense reimbursement, for the preceding year for all underlying mutual fund options available under the policy as of December 31, 1999. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annual effective rate would have been 0.61%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.70%, 4.30% and 10.30%. On each policy anniversary beginning with the 10th, the gross annual rates of return of 0%, 6%, and 12% correspond to net investment experience at constant annual rates of -1.50%, 4.60%, and 10.60%, provided the cash surrender value is $25,000 or more on such anniversary. This is due to a guaranteed reduction in the mortality and expense risk charge from an annual effective rate of 0.80% to an annual effective rate of 0.50% if the aforementioned conditions apply.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment. Current values reflect a deduction of 3.5% of each premium payment up to break point premium and 1.5% of any excess. Guaranteed values reflect a deduction of 3.5% of each premium payment. The illustrations also reflect the fact that Nationwide deducts a charge for state premium taxes equal to 2.5% of all premium payments.

The cash surrender values shown in the illustrations reflect the fact that Nationwide will deduct a surrender charge from the cash value for any policy surrendered in full during the first nine years.

In addition, the illustrations reflect the fact that Nationwide deducts an administrative charge at the beginning of each policy month. This monthly administrative expense charge is $12.50 per month in the first year, $5 per month in renewal years. The illustrations assume a monthly administrative expense charge of $25 per month in the first year and $7.50 per month in renewal years. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, sex, smoking classification, rating classification and premium payment requested.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                    0% HYPOTHETICAL                    6% HYPOTHETICAL                      12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1          788         390          0       50,000        422          0       50,000          454            0       50,000
        2        1,614         853        280       50,000        944        371       50,000        1,039          466       50,000
        3        2,483       1,299        783       50,000      1,479        962       50,000        1,674        1,158       50,000
        4        3,394       1,722      1,263       50,000      2,021      1,562       50,000        2,359        1,900       50,000
        5        4,351       2,123      1,721       50,000      2,571      2,170       50,000        3,098        2,696       50,000
        6        5,357       2,502      2,158       50,000      3,131      2,786       50,000        3,899        3,555       50,000
        7        6,412       2,866      2,579       50,000      3,705      3,418       50,000        4,774        4,487       50,000
        8        7,520       3,208      2,979       50,000      4,290      4,061       50,000        5,727        5,497       50,000
        9        8,683       3,531      3,359       50,000      4,887      4,715       50,000        6,765        6,593       50,000
       10        9,905       3,833      3,833       50,000      5,496      5,496       50,000        7,900        7,900       50,000
       11       11,188       4,109      4,109       50,000      6,114      6,114       50,000        9,137        9,137       50,000
       12       12,535       4,361      4,361       50,000      6,739      6,739       50,000       10,488       10,488       50,000
       13       13,949       4,582      4,582       50,000      7,370      7,370       50,000       11,963       11,963       50,000
       14       15,434       4,769      4,769       50,000      8,002      8,002       50,000       13,573       13,573       50,000
       15       16,993       4,914      4,914       50,000      8,628      8,628       50,000       15,329       15,329       50,000
       16       18,630       5,018      5,018       50,000      9,249      9,249       50,000       17,251       17,251       50,000
       17       20,349       5,072      5,072       50,000      9,858      9,858       50,000       19,354       19,354       50,000
       18       22,154       5,068      5,068       50,000     10,448     10,448       50,000       21,658       21,658       50,000
       19       24,049       5,005      5,005       50,000     11,018     11,018       50,000       24,192       24,192       50,000
       20       26,039       4,875      4,875       50,000     11,560     11,560       50,000       26,985       26,985       50,000
       21       28,129       4,670      4,670       50,000     12,071     12,071       50,000       30,167       30,167       50,000
       22       30,323       4,383      4,383       50,000     12,543     12,543       50,000       33,710       33,710       50,000
       23       32,626       4,001      4,001       50,000     12,966     12,966       50,000       37,671       37,671       50,000
       24       35,045       3,511      3,511       50,000     13,329     13,329       50,000       42,118       42,118       50,000
       25       37,585       2,910      2,910       50,000     13,630     13,630       50,000       47,087       47,087       54,621
       26       40,252       2,181      2,181       50,000     13,857     13,857       50,000       52,551       52,551       60,434
       27       43,052       1,293      1,293       50,000     13,984     13,984       50,000       58,577       58,577       66,192
       28       45,992         235        235       50,000     14,003     14,003       50,000       65,229       65,229       72,404
       29       49,079         (*)        (*)          (*)     13,898     13,898       50,000       72,584       72,584       79,117
       30       52,321         (*)        (*)          (*)     13,648     13,648       50,000       80,729       80,729       86,380

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

                    0% HYPOTHETICAL                    6% HYPOTHETICAL                      12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1          788         175          0       50,000        200          0       50,000          226            0       50,000
        2        1,614         540          0       50,000        608         34       50,000          679          105       50,000
        3        2,483         881        365       50,000      1,015        498       50,000        1,161          644       50,000
        4        3,394       1,198        739       50,000      1,420        961       50,000        1,672        1,213       50,000
        5        4,351       1,489      1,087       50,000      1,823      1,421       50,000        2,216        1,814       50,000
        6        5,357       1,751      1,407       50,000      2,219      1,875       50,000        2,792        2,448       50,000
        7        6,412       1,982      1,695       50,000      2,605      2,318       50,000        3,401        3,115       50,000
        8        7,520       2,178      1,948       50,000      2,977      2,748       50,000        4,044        3,814       50,000
        9        8,683       2,333      2,161       50,000      3,330      3,157       50,000        4,718        4,546       50,000
       10        9,905       2,445      2,445       50,000      3,657      3,657       50,000        5,425        5,425       50,000
       11       11,188       2,509      2,509       50,000      3,955      3,955       50,000        6,166        6,166       50,000
       12       12,535       2,521      2,521       50,000      4,217      4,217       50,000        6,940        6,940       50,000
       13       13,949       2,477      2,477       50,000      4,440      4,440       50,000        7,751        7,751       50,000
       14       15,434       2,373      2,373       50,000      4,615      4,615       50,000        8,600        8,600       50,000
       15       16,993       2,199      2,199       50,000      4,731      4,731       50,000        9,486        9,486       50,000
       16       18,630       1,948      1,948       50,000      4,780      4,780       50,000       10,409       10,409       50,000
       17       20,349       1,610      1,610       50,000      4,747      4,747       50,000       11,369       11,369       50,000
       18       22,154       1,168      1,168       50,000      4,614      4,614       50,000       12,363       12,363       50,000
       19       24,049         608        608       50,000      4,361      4,361       50,000       13,389       13,389       50,000
       20       26,039         (*)        (*)          (*)      3,966      3,966       50,000       14,446       14,446       50,000
       21       28,129         (*)        (*)          (*)      3,403      3,403       50,000       15,533       15,533       50,000
       22       30,323         (*)        (*)          (*)      2,646      2,646       50,000       16,653       16,653       50,000
       23       32,626         (*)        (*)          (*)      1,662      1,662       50,000       17,811       17,811       50,000
       24       35,045         (*)        (*)          (*)        411        411       50,000       19,009       19,009       50,000
       25       37,585         (*)        (*)          (*)        (*)        (*)          (*)       20,249       20,249       50,000
       26       40,252         (*)        (*)          (*)        (*)        (*)          (*)       21,532       21,532       50,000
       27       43,052         (*)        (*)          (*)        (*)        (*)          (*)       22,856       22,856       50,000
       28       45,992         (*)        (*)          (*)        (*)        (*)          (*)       24,219       24,219       50,000
       29       49,079         (*)        (*)          (*)        (*)        (*)          (*)       25,623       25,623       50,000
       30       52,321         (*)        (*)          (*)        (*)        (*)          (*)       27,165       27,165       50,000

(1)  no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and a monthly $25 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES


                    0% HYPOTHETICAL                    6% HYPOTHETICAL                      12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1         788          389         0        50,389        420          0       50,420          452            0       50,452
        2       1,614          848       275        50,848        939        365       50,939        1,033          460       51,033
        3       2,483        1,289       772        51,289      1,467        951       51,467        1,661        1,145       51,661
        4       3,394        1,705     1,246        51,705      2,000      1,541       52,000        2,334        1,875       52,334
        5       4,351        2,096     1,694        52,096      2,538      2,136       52,538        3,057        2,655       53,057
        6       5,357        2,463     2,119        52,463      3,080      2,736       53,080        3,834        3,490       53,834
        7       6,412        2,813     2,526        52,813      3,633      3,347       53,633        4,679        4,392       54,679
        8       7,520        3,138     2,908        53,138      4,192      3,962       54,192        5,590        5,360       55,590
        9       8,683        3,440     3,268        53,440      4,755      4,583       54,755        6,575        6,403       56,575
       10       9,905        3,719     3,719        53,719      5,324      5,324       55,324        7,641        7,641       57,641
       11      11,188        3,970     3,970        53,970      5,893      5,893       55,893        8,791        8,791       58,791
       12      12,535        4,191     4,191        54,191      6,460      6,460       56,460       10,031       10,031       60,031
       13      13,949        4,378     4,378        54,378      7,020      7,020       57,020       11,366       11,366       61,366
       14      15,434        4,526     4,526        54,526      7,568      7,568       57,568       12,799       12,799       62,799
       15      16,993        4,627     4,627        54,627      8,092      8,092       58,092       14,330       14,330       64,330
       16      18,630        4,681     4,681        54,681      8,593      8,593       58,593       15,971       15,971       65,971
       17      20,349        4,680     4,680        54,680      9,060      9,060       59,060       17,722       17,722       67,722
       18      22,154        4,614     4,614        54,614      9,479      9,479       59,479       19,582       19,582       69,582
       19      24,049        4,483     4,483        54,483      9,848      9,848       59,848       21,563       21,563       71,563
       20      26,039        4,279     4,279        54,279     10,156     10,156       60,156       23,666       23,666       73,666
       21      28,129        3,997     3,997        53,997     10,393     10,393       60,393       25,897       25,897       75,897
       22      30,323        3,628     3,628        53,628     10,546     10,546       60,546       28,346       28,346       78,346
       23      32,626        3,162     3,162        53,162     10,600     10,600       60,600       30,944       30,944       80,944
       24      35,045        2,589     2,589        52,589     10,538     10,538       60,538       33,695       33,695       83,695
       25      37,585        1,910     1,910        51,910     10,355     10,355       60,355       36,613       36,613       86,613
       26      40,252        1,115     1,115        51,115     10,032     10,032       60,032       39,704       39,704       89,704
       27      43,052          177       177        50,177      9,535      9,535       59,535       42,955       42,955       92,955
       28      45,992          (*)       (*)           (*)      8,854      8,854       58,854       46,382       46,382       96,382
       29      49,079          (*)       (*)           (*)      7,970      7,970       57,970       49,992       49,992       99,992
       30      52,321          (*)       (*)           (*)      6,860      6,860       56,860       53,789       53,789      103,789

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

                    0% HYPOTHETICAL                    6% HYPOTHETICAL                      12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1          788         173          0       50,173        198          0       50,198          224            0       50,224
        2        1,614         534          0       50,534        602         28       50,602          672           99       50,672
        3        2,483         870        354       50,870      1,002        486       51,002        1,146          630       51,146
        4        3,394       1,179        720       51,179      1,398        939       51,398        1,646        1,187       51,646
        5        4,351       1,460      1,058       51,460      1,787      1,385       51,787        2,172        1,770       52,172
        6        5,357       1,710      1,366       51,710      2,165      1,821       52,165        2,723        2,379       52,723
        7        6,412       1,925      1,638       51,925      2,529      2,242       52,529        3,299        3,012       53,299
        8        7,520       2,102      1,873       52,102      2,871      2,642       52,871        3,896        3,667       53,896
        9        8,683       2,236      2,064       52,236      3,187      3,015       53,187        4,512        4,340       54,512
       10        9,905       2,323      2,323       52,323      3,471      3,471       53,471        5,142        5,142       55,142
       11       11,188       2,358      2,358       52,358      3,715      3,715       53,715        5,784        5,784       55,784
       12       12,535       2,339      2,339       52,339      3,913      3,913       53,913        6,434        6,434       56,434
       13       13,949       2,261      2,261       52,261      4,059      4,059       54,059        7,087        7,087       57,087
       14       15,434       2,120      2,120       52,120      4,146      4,146       54,146        7,740        7,740       57,740
       15       16,993       1,909      1,909       51,909      4,161      4,161       54,161        8,382        8,382       58,382
       16       18,630       1,620      1,620       51,620      4,093      4,093       54,093        9,003        9,003       59,003
       17       20,349       1,245      1,245       51,245      3,929      3,929       53,929        9,592        9,592       59,592
       18       22,154         772        772       50,772      3,650      3,650       53,650       10,129       10,129       60,129
       19       24,049         188        188       50,188      3,237      3,237       53,237       10,596       10,596       60,596
       20       26,039         (*)        (*)          (*)      2,670      2,670       52,670       10,970       10,970       60,970
       21       28,129         (*)        (*)          (*)      1,928      1,928       51,928       11,229       11,229       61,229
       22       30,323         (*)        (*)          (*)        993        993       50,993       11,346       11,346       61,346
       23       32,626         (*)        (*)          (*)        (*)        (*)          (*)       11,297       11,297       61,297
       24       35,045         (*)        (*)          (*)        (*)        (*)          (*)       11,046       11,046       61,046
       25       37,585         (*)        (*)          (*)        (*)        (*)          (*)       10,552       10,552       60,552
       26       40,252         (*)        (*)          (*)        (*)        (*)          (*)        9,760        9,760       59,760
       27       43,052         (*)        (*)          (*)        (*)        (*)          (*)        8,602        8,602       58,602
       28       45,992         (*)        (*)          (*)        (*)        (*)          (*)        6,997        6,997       56,997
       29       49,079         (*)        (*)          (*)        (*)        (*)          (*)        4,854        4,854       54,854
       30       52,321         (*)        (*)          (*)        (*)        (*)          (*)        2,076        2,076       52,076

(1)  no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and a monthly $25 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES


                    0% HYPOTHETICAL                    6% HYPOTHETICAL                      12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        1,260         642          0       50,000        694          1       50,000          746           53       50,000
        2        2,583       1,343        650       50,000      1,490        797       50,000        1,643          950       50,000
        3        3,972       2,009      1,385       50,000      2,295      1,672       50,000        2,607        1,984       50,000
        4        5,431       2,635      2,081       50,000      3,108      2,554       50,000        3,644        3,089       50,000
        5        6,962       3,214      2,729       50,000      3,920      3,435       50,000        4,752        4,266       50,000
        6        8,570       3,749      3,333       50,000      4,733      4,317       50,000        5,942        5,526       50,000
        7       10,259       4,230      3,883       50,000      5,540      5,193       50,000        7,218        6,872       50,000
        8       12,032       4,650      4,373       50,000      6,332      6,055       50,000        8,583        8,305       50,000
        9       13,893       5,010      4,802       50,000      7,111      6,903       50,000       10,050        9,842       50,000
       10       15,848       5,302      5,302       50,000      7,870      7,870       50,000       11,627       11,627       50,000
       11       17,901       5,522      5,522       50,000      8,604      8,604       50,000       13,328       13,328       50,000
       12       20,056       5,662      5,662       50,000      9,306      9,306       50,000       15,167       15,167       50,000
       13       22,318       5,711      5,711       50,000      9,967      9,967       50,000       17,160       17,160       50,000
       14       24,694       5,660      5,660       50,000     10,579     10,579       50,000       19,326       19,326       50,000
       15       27,189       5,507      5,507       50,000     11,139     11,139       50,000       21,698       21,698       50,000
       16       29,808       5,239      5,239       50,000     11,638     11,638       50,000       24,308       24,308       50,000
       17       32,559       4,827      4,827       50,000     12,051     12,051       50,000       27,187       27,187       50,000
       18       35,447       4,267      4,267       50,000     12,373     12,373       50,000       30,485       30,485       50,000
       19       38,479       3,540      3,540       50,000     12,590     12,590       50,000       34,195       34,195       50,000
       20       41,663       2,625      2,625       50,000     12,685     12,685       50,000       38,404       38,404       50,000
       21       45,006       1,490      1,490       50,000     12,630     12,630       50,000       43,214       43,214       50,000
       22       48,517          92         92       50,000     12,391     12,391       50,000       48,757       48,757       51,195
       23       52,202         (*)        (*)          (*)     11,928     11,928       50,000       54,936       54,936       57,683
       24       56,073         (*)        (*)          (*)     11,198     11,198       50,000       61,732       61,732       64,818
       25       60,136         (*)        (*)          (*)     10,143     10,143       50,000       69,201       69,201       72,661
       26       64,403         (*)        (*)          (*)      8,692      8,692       50,000       77,405       77,405       81,276
       27       68,883         (*)        (*)          (*)      6,751      6,751       50,000       86,413       86,413       90,733
       28       73,587         (*)        (*)          (*)      4,212      4,212       50,000       96,295       96,295      101,109
       29       78,527         (*)        (*)          (*)        916        916       50,000      107,129      107,129      112,485
       30       83,713         (*)        (*)          (*)        (*)        (*)          (*)      118,997      118,997      124,946

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                    0% HYPOTHETICAL                    6% HYPOTHETICAL                      12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        1,260         288          0       50,000        328          0       50,000          369            0       50,000
        2        2,583         730         37       50,000        835        142       50,000          947          254       50,000
        3        3,972       1,113        490       50,000      1,312        689       50,000        1,530          907       50,000
        4        5,431       1,434        879       50,000      1,752      1,198       50,000        2,117        1,563       50,000
        5        6,962       1,683      1,198       50,000      2,146      1,661       50,000        2,700        2,215       50,000
        6        8,570       1,855      1,439       50,000      2,485      2,069       50,000        3,272        2,856       50,000
        7       10,259       1,940      1,594       50,000      2,756      2,409       50,000        3,824        3,478       50,000
        8       12,032       1,926      1,649       50,000      2,943      2,666       50,000        4,344        4,066       50,000
        9       13,893       1,798      1,590       50,000      3,028      2,820       50,000        4,814        4,607       50,000
       10       15,848       1,542      1,542       50,000      2,991      2,991       50,000        5,220        5,220       50,000
       11       17,901       1,142      1,142       50,000      2,810      2,810       50,000        5,541        5,541       50,000
       12       20,056         582        582       50,000      2,463      2,463       50,000        5,758        5,758       50,000
       13       22,318         (*)        (*)          (*)      1,922      1,922       50,000        5,846        5,846       50,000
       14       24,694         (*)        (*)          (*)      1,151      1,151       50,000        5,773        5,773       50,000
       15       27,189         (*)        (*)          (*)        106        106       50,000        5,495        5,495       50,000
       16       29,808         (*)        (*)          (*)        (*)        (*)          (*)        4,953        4,953       50,000
       17       32,559         (*)        (*)          (*)        (*)        (*)          (*)        4,064        4,064       50,000
       18       35,447         (*)        (*)          (*)        (*)        (*)          (*)        2,722        2,722       50,000
       19       38,479         (*)        (*)          (*)        (*)        (*)          (*)          784          784       50,000
       20       41,663         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       21       45,006         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       22       48,517         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       23       52,202         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       24       56,073         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       25       60,136         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       26       64,403         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       27       68,883         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       28       73,587         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       29       78,527         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       30       83,713         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)

(1)  no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and a monthly $25 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                    0% HYPOTHETICAL                    6% HYPOTHETICAL                      12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
       1        1,260         636          0       50,636        688          0       50,688          739           46       50,739
       2        2,583       1,326        633       51,326      1,471        778       51,471        1,622          929       51,622
       3        3,972       1,975      1,351       51,975      2,257      1,633       52,257        2,563        1,939       52,563
       4        5,431       2,578      2,023       52,578      3,040      2,485       53,040        3,562        3,008       53,562
       5        6,962       3,126      2,641       53,126      3,809      3,324       53,809        4,615        4,130       54,615
       6        8,570       3,620      3,204       53,620      4,566      4,151       54,566        5,728        5,312       55,728
       7       10,259       4,052      3,706       54,052      5,300      4,953       55,300        6,897        6,550       56,897
       8       12,032       4,412      4,135       54,412      5,997      5,720       55,997        8,116        7,839       58,116
       9       13,893       4,701      4,493       54,701      6,658      6,450       56,658        9,390        9,182       59,390
      10       15,848       4,909      4,909       54,909      7,269      7,269       57,269       10,714       10,714       60,714
      11       17,901       5,034      5,034       55,034      7,822      7,822       57,822       12,087       12,087       62,087
      12       20,056       5,065      5,065       55,065      8,306      8,306       58,306       13,504       13,504       63,504
      13       22,318       4,993      4,993       54,993      8,704      8,704       58,704       14,956       14,956       64,956
      14       24,694       4,807      4,807       54,807      9,002      9,002       59,002       16,436       16,436       66,436
      15       27,189       4,509      4,509       54,509      9,193      9,193       59,193       17,944       17,944       67,944
      16       29,808       4,089      4,089       54,089      9,261      9,261       59,261       19,471       19,471       69,471
      17       32,559       3,520      3,520       53,520      9,172      9,172       59,172       20,988       20,988       70,988
      18       35,447       2,803      2,803       52,803      8,917      8,917       58,917       22,494       22,494       72,494
      19       38,479       1,928      1,928       51,928      8,476      8,476       58,476       23,974       23,974       73,974
      20       41,663         886        886       50,886      7,830      7,830       57,830       25,413       25,413       75,413
      21       45,006         (*)        (*)          (*)      6,943      6,943       56,943       26,864       26,864       76,864
      22       48,517         (*)        (*)          (*)      5,780      5,780       55,780       28,222       28,222       78,222
      23       52,202         (*)        (*)          (*)      4,303      4,303       54,303       29,452       29,452       79,452
      24       56,073         (*)        (*)          (*)      2,480      2,480       52,480       30,520       30,520       80,520
      25       60,136         (*)        (*)          (*)        269        269       50,269       31,382       31,382       81,382
      26       64,403         (*)        (*)          (*)        (*)        (*)          (*)       31,989       31,989       81,989
      27       68,883         (*)        (*)          (*)        (*)        (*)          (*)       32,288       32,288       82,288
      28       73,587         (*)        (*)          (*)        (*)        (*)          (*)       32,225       32,225       82,225
      29       78,527         (*)        (*)          (*)        (*)        (*)          (*)       31,727       31,727       81,727
      30       83,713         (*)        (*)          (*)        (*)        (*)          (*)       30,709       30,709       80,709

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES


                    0% HYPOTHETICAL                    6% HYPOTHETICAL                      12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        1,260         280          0       50,280        320          0       50,320          361            0       50,361
        2        2,583         710         17       50,710        813        120       50,813          921          228       50,921
        3        3,972       1,074        450       51,074      1,266        643       51,266        1,478          854       51,478
        4        5,431       1,368        814       51,368      1,674      1,119       51,674        2,023        1,468       52,023
        5        6,962       1,585      1,100       51,585      2,023      1,538       52,023        2,546        2,061       52,546
        6        8,570       1,718      1,302       51,718      2,304      1,888       52,304        3,036        2,620       53,036
        7       10,259       1,758      1,411       51,758      2,504      2,157       52,504        3,481        3,134       53,481
        8       12,032       1,693      1,415       51,693      2,605      2,327       52,605        3,860        3,582       53,860
        9       13,893       1,510      1,302       51,510      2,588      2,380       52,588        4,151        3,943       54,151
       10       15,848       1,199      1,199       51,199      2,434      2,434       52,434        4,332        4,332       54,332
       11       17,901         747        747       50,747      2,123      2,123       52,123        4,378        4,378       54,378
       12       20,056         146        146       50,146      1,638      1,638       51,638        4,261        4,261       54,261
       13       22,318         (*)        (*)          (*)        957        957       50,957        3,953        3,953       53,953
       14       24,694         (*)        (*)          (*)         56         56       50,056        3,417        3,417       53,417
       15       27,189         (*)        (*)          (*)        (*)        (*)          (*)        2,609        2,609       52,609
       16       29,808         (*)        (*)          (*)        (*)        (*)          (*)        1,471        1,471       51,471
       17       32,559         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       18       35,447         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       19       38,479         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       20       41,663         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       21       45,006         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       22       48,517         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       23       52,202         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       24       56,073         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       25       60,136         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       26       64,403         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       27       68,883         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       28       73,587         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       29       78,527         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       30       83,713         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)

(1)  no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and a monthly $25 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                    0% HYPOTHETICAL                    6% HYPOTHETICAL                      12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        1,575         948         51      100,000      1,017        120      100,000        1,087          189      100,000
        2        3,229       1,950      1,052      100,000      2,150      1,252      100,000        2,358        1,461      100,000
        3        4,965       2,916      2,108      100,000      3,311      2,504      100,000        3,740        2,933      100,000
        4        6,788       3,847      3,129      100,000      4,504      3,786      100,000        5,245        4,527      100,000
        5        8,703       4,746      4,118      100,000      5,731      5,103      100,000        6,888        6,259      100,000
        6       10,713       5,612      5,073      100,000      6,994      6,455      100,000        8,683        8,144      100,000
        7       12,824       6,435      5,987      100,000      8,284      7,835      100,000       10,636       10,187      100,000
        8       15,040       7,206      6,847      100,000      9,592      9,233      100,000       12,756       12,397      100,000
        9       17,367       7,926      7,657      100,000     10,921     10,652      100,000       15,061       14,792      100,000
       10       19,810       8,585      8,585      100,000     12,262     12,262      100,000       17,566       17,566      100,000
       11       22,376       9,198      9,198      100,000     13,630     13,630      100,000       20,305       20,305      100,000
       12       25,069       9,771      9,771      100,000     15,034     15,034      100,000       23,312       23,312      100,000
       13       27,898      10,308     10,308      100,000     16,477     16,477      100,000       26,622       26,622      100,000
       14       30,868      10,788     10,788      100,000     17,946     17,946      100,000       30,346       30,346      100,000
       15       33,986      11,197     11,197      100,000     19,425     19,425      100,000       34,439       34,439      100,000
       16       37,261      11,537     11,537      100,000     20,921     20,921      100,000       38,953       38,953      100,000
       17       40,699      11,803     11,803      100,000     22,430     22,430      100,000       43,940       43,940      100,000
       18       44,309      11,979     11,979      100,000     23,942     23,942      100,000       49,453       49,453      100,000
       19       48,099      12,062     12,062      100,000     25,454     25,454      100,000       55,563       55,563      100,000
       20       52,079      12,055     12,055      100,000     27,057     27,057      100,000       62,357       62,357      100,000
       21       56,258      11,945     11,945      100,000     28,669     28,669      100,000       69,925       69,925      100,000
       22       60,646      11,704     11,704      100,000     30,271     30,271      100,000       78,374       78,374      100,000
       23       65,253      11,322     11,322      100,000     31,862     31,862      100,000       87,826       87,826      103,635
       24       70,091      10,772     10,772      100,000     33,425     33,425      100,000       98,270       98,270      114,976
       25       75,170      10,042     10,042      100,000     34,957     34,957      100,000      109,764      109,764      127,326
       26       80,504       9,121      9,121      100,000     36,458     36,458      100,000      122,416      122,416      140,779
       27       86,104       7,967      7,967      100,000     37,905     37,905      100,000      136,375      136,375      154,104
       28       91,984       6,563      6,563      100,000     39,297     39,297      100,000      151,792      151,792      168,489
       29       98,158       4,881      4,881      100,000     40,625     40,625      100,000      168,837      168,837      184,032
       30      104,641       2,870      2,870      100,000     41,868     41,868      100,000      187,705      187,705      200,844

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

                    0% HYPOTHETICAL                    6% HYPOTHETICAL                      12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1       1,575          751         0       100,000        814          0      100,000          878            0      100,000
        2       3,229        1,675       777       100,000      1,854        956      100,000        2,041        1,144      100,000
        3       4,965        2,558     1,750       100,000      2,913      2,105      100,000        3,298        2,490      100,000
        4       6,788        3,399     2,681       100,000      3,989      3,271      100,000        4,655        3,937      100,000
        5       8,703        4,196     3,567       100,000      5,082      4,453      100,000        6,122        5,494      100,000
        6      10,713        4,945     4,406       100,000      6,187      5,649      100,000        7,707        7,168      100,000
        7      12,824        5,642     5,193       100,000      7,302      6,853      100,000        9,417        8,969      100,000
        8      15,040        6,282     5,923       100,000      8,421      8,062      100,000       11,262       10,903      100,000
        9      17,367        6,858     6,588       100,000      9,537      9,268      100,000       13,251       12,982      100,000
       10      19,810        7,365     7,365       100,000     10,646     10,646      100,000       15,395       15,395      100,000
       11      22,376        7,797     7,797       100,000     11,742     11,742      100,000       17,709       17,709      100,000
       12      25,069        8,148     8,148       100,000     12,818     12,818      100,000       20,208       20,208      100,000
       13      27,898        8,416     8,416       100,000     13,872     13,872      100,000       22,915       22,915      100,000
       14      30,868        8,593     8,593       100,000     14,896     14,896      100,000       25,848       25,848      100,000
       15      33,986        8,667     8,667       100,000     15,879     15,879      100,000       29,121       29,121      100,000
       16      37,261        8,627     8,627       100,000     16,809     16,809      100,000       32,691       32,691      100,000
       17      40,699        8,461     8,461       100,000     17,675     17,675      100,000       36,596       36,596      100,000
       18      44,309        8,149     8,149       100,000     18,457     18,457      100,000       40,873       40,873      100,000
       19      48,099        7,670     7,670       100,000     19,135     19,135      100,000       45,570       45,570      100,000
       20      52,079        7,003     7,003       100,000     19,687     19,687      100,000       50,746       50,746      100,000
       21      56,258        6,126     6,126       100,000     20,091     20,091      100,000       56,477       56,477      100,000
       22      60,646        5,016     5,016       100,000     20,325     20,325      100,000       62,854       62,854      100,000
       23      65,253        3,648     3,648       100,000     20,362     20,362      100,000       69,989       69,989      100,000
       24      70,091        1,991     1,991       100,000     20,171     20,171      100,000       78,019       78,019      100,000
       25      75,170          (*)       (*)           (*)     19,705     19,705      100,000       87,111       87,111      101,049
       26      80,504          (*)       (*)           (*)     18,907     18,907      100,000       97,230       97,230      111,815
       27      86,104          (*)       (*)           (*)     17,698     17,698      100,000      108,378      108,378      122,467
       28      91,984          (*)       (*)           (*)     15,976     15,976      100,000      120,674      120,674      133,948
       29      98,158          (*)       (*)           (*)     13,620     13,620      100,000      134,258      134,258      146,341
       30     104,641          (*)       (*)           (*)     10,491     10,491      100,000      149,298      149,298      159,749

(1)  no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and a monthly $25 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                    0% HYPOTHETICAL                    6% HYPOTHETICAL                      12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        1,575         945         47      100,945      1,014        116      101,014        1,083          185      101,083
        2        3,229       1,939      1,042      101,939      2,138      1,241      102,138        2,346        1,448      102,346
        3        4,965       2,895      2,087      102,895      3,287      2,480      103,287        3,713        2,905      103,713
        4        6,788       3,812      3,094      103,812      4,462      3,744      104,462        5,195        4,477      105,195
        5        8,703       4,691      4,063      104,691      5,663      5,035      105,663        6,804        6,176      106,804
        6       10,713       5,534      4,995      105,534      6,893      6,355      106,893        8,554        8,015      108,554
        7       12,824       6,329      5,880      106,329      8,140      7,692      108,140       10,445        9,996      110,445
        8       15,040       7,064      6,705      107,064      9,393      9,034      109,393       12,480       12,121      112,480
        9       17,367       7,741      7,472      107,741     10,652     10,383      110,652       14,674       14,405      114,674
       10       19,810       8,350      8,350      108,350     11,907     11,907      111,907       17,031       17,031      117,031
       11       22,376       8,904      8,904      108,904     13,169     13,169      113,169       19,582       19,582      119,582
       12       25,069       9,413      9,413      109,413     14,447     14,447      114,447       22,354       22,354      122,354
       13       27,898       9,878      9,878      109,878     15,744     15,744      115,744       25,371       25,371      125,371
       14       30,868      10,279     10,279      110,279     17,038     17,038      117,038       28,724       28,724      128,724
       15       33,986      10,596     10,596      110,596     18,308     18,308      118,308       32,348       32,348      132,348
       16       37,261      10,834     10,834      110,834     19,557     19,557      119,557       36,276       36,276      136,276
       17       40,699      10,986     10,986      110,986     20,776     20,776      120,776       40,531       40,531      140,531
       18       44,309      11,035     11,035      111,035     21,943     21,943      121,943       45,129       45,129      145,129
       19       48,099      10,978     10,978      110,978     23,052     23,052      123,052       50,099       50,099      150,099
       20       52,079      10,820     10,820      110,820     24,103     24,103      124,103       55,486       55,486      155,486
       21       56,258      10,547     10,547      110,547     25,079     25,079      125,079       61,317       61,317      161,317
       22       60,646      10,129     10,129      110,129     26,023     26,023      126,023       67,604       67,604      167,604
       23       65,253       9,559      9,559      109,559     26,846     26,846      126,846       74,385       74,385      174,385
       24       70,091       8,809      8,809      108,809     27,512     27,512      127,512       81,681       81,681      181,681
       25       75,170       7,872      7,872      107,872     28,004     28,004      128,004       89,536       89,536      189,536
       26       80,504       6,743      6,743      106,743     28,304     28,304      128,304       98,000       98,000      198,000
       27       86,104       5,385      5,385      105,385     28,363     28,363      128,363      107,095      107,095      207,095
       28       91,984       3,793      3,793      103,793     28,161     28,161      128,161      116,877      116,877      216,877
       29       98,158       1,951      1,951      101,951     27,665     27,665      127,665      127,400      127,400      227,400
       30      104,641         (*)        (*)          (*)     26,822     26,822      126,822      138,700      138,700      238,700

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

                    0% HYPOTHETICAL                    6% HYPOTHETICAL                      12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        1,575         748          0      100,748        810          0      100,810          873            0      100,873
        2        3,229       1,664        766      101,664      1,842        944      101,842        2,028        1,131      102,028
        3        4,965       2,536      1,728      102,536      2,887      2,080      102,887        3,269        2,461      103,269
        4        6,788       3,361      2,643      103,361      3,944      3,226      103,944        4,602        3,884      104,602
        5        8,703       4,137      3,509      104,137      5,009      4,381      105,009        6,033        5,405      106,033
        6       10,713       4,861      4,322      104,861      6,079      5,540      106,079        7,567        7,029      107,567
        7       12,824       5,525      5,077      105,525      7,146      6,697      107,146        9,209        8,760      109,209
        8       15,040       6,126      5,767      106,126      8,204      7,845      108,204       10,961       10,602      110,961
        9       17,367       6,655      6,386      106,655      9,243      8,974      109,243       12,826       12,557      112,826
       10       19,810       7,108      7,108      107,108     10,257     10,257      110,257       14,809       14,809      114,809
       11       22,376       7,476      7,476      107,476     11,235     11,235      111,235       16,913       16,913      116,913
       12       25,069       7,754      7,754      107,754     12,169     12,169      112,169       19,143       19,143      119,143
       13       27,898       7,939      7,939      107,939     13,051     13,051      113,051       21,507       21,507      121,507
       14       30,868       8,022      8,022      108,022     13,869     13,869      113,869       24,007       24,007      124,007
       15       33,986       7,992      7,992      107,992     14,608     14,608      114,608       26,644       26,644      126,644
       16       37,261       7,838      7,838      107,838     15,250     15,250      115,250       29,508       29,508      129,508
       17       40,699       7,549      7,549      107,549     15,777     15,777      115,777       32,528       32,528      132,528
       18       44,309       7,104      7,104      107,104     16,162     16,162      116,162       35,696       35,696      135,696
       19       48,099       6,484      6,484      106,484     16,376     16,376      116,376       39,005       39,005      139,005
       20       52,079       5,673      5,673      105,673     16,391     16,391      116,391       42,448       42,448      142,448
       21       56,258       4,653      4,653      104,653     16,178     16,178      116,178       46,019       46,019      146,019
       22       60,646       3,409      3,409      103,409     15,709     15,709      115,709       49,712       49,712      149,712
       23       65,253       1,927      1,927      101,927     14,952     14,952      114,952       53,519       53,519      153,519
       24       70,091         187        187      100,187     13,874     13,874      113,874       57,429       57,429      157,429
       25       75,170         (*)        (*)          (*)     12,425     12,425      112,425       61,419       61,419      161,419
       26       80,504         (*)        (*)          (*)     10,549     10,549      110,549       65,453       65,453      165,453
       27       86,104         (*)        (*)          (*)      8,173      8,173      108,173       69,480       69,480      169,480
       28       91,984         (*)        (*)          (*)      5,208      5,208      105,208       73,431       73,431      173,431
       29       98,158         (*)        (*)          (*)      1,562      1,562      101,562       77,230       77,230      177,230
       30      104,641         (*)        (*)          (*)        (*)        (*)          (*)       80,800       80,800      180,800

(1)  no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and a monthly $25 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                    0% HYPOTHETICAL                    6% HYPOTHETICAL                      12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        2,625       1,535        372      100,000      1,649        487      100,000        1,764          601      100,000
        2        5,381       3,109      1,947      100,000      3,436      2,274      100,000        3,778        2,615      100,000
        3        8,275       4,635      3,589      100,000      5,279      4,232      100,000        5,977        4,931      100,000
        4       11,314       6,094      5,164      100,000      7,160      6,230      100,000        8,364        7,434      100,000
        5       14,505       7,471      6,657      100,000      9,065      8,252      100,000       10,941       10,128      100,000
        6       17,855       8,769      8,072      100,000     11,002     10,304      100,000       13,739       13,041      100,000
        7       21,373       9,986      9,404      100,000     12,968     12,386      100,000       16,777       16,196      100,000
        8       25,066      11,106     10,641      100,000     14,951     14,486      100,000       20,075       19,610      100,000
        9       28,945      12,128     11,780      100,000     16,952     16,603      100,000       23,664       23,315      100,000
       10       33,017      13,059     13,059      100,000     18,980     18,980      100,000       27,588       27,588      100,000
       11       37,293      13,886     13,886      100,000     21,028     21,028      100,000       31,982       31,982      100,000
       12       41,782      14,585     14,585      100,000     23,076     23,076      100,000       36,807       36,807      100,000
       13       46,497      15,149     15,149      100,000     25,123     25,123      100,000       42,125       42,125      100,000
       14       51,446      15,556     15,556      100,000     27,238     27,238      100,000       48,000       48,000      100,000
       15       56,644      15,797     15,797      100,000     29,349     29,349      100,000       54,519       54,519      100,000
       16       62,101      15,867     15,867      100,000     31,457     31,457      100,000       61,792       61,792      100,000
       17       67,831      15,730     15,730      100,000     33,544     33,544      100,000       69,936       69,936      100,000
       18       73,848      15,377     15,377      100,000     35,613     35,613      100,000       79,108       79,108      100,000
       19       80,165      14,786     14,786      100,000     37,663     37,663      100,000       89,498       89,498      100,000
       20       86,798      13,919     13,919      100,000     39,677     39,677      100,000      101,229      101,229      108,315
       21       93,763      12,738     12,738      100,000     41,651     41,651      100,000      114,235      114,235      119,947
       22      101,076      11,162     11,162      100,000     43,548     43,548      100,000      128,560      128,560      134,988
       23      108,755       9,123      9,123      100,000     45,351     45,351      100,000      144,330      144,330      151,546
       24      116,818       6,546      6,546      100,000     47,044     47,044      100,000      161,682      161,682      169,767
       25      125,284       3,326      3,326      100,000     48,601     48,601      100,000      180,765      180,765      189,803
       26      134,173         (*)        (*)          (*)     50,001     50,001      100,000      201,739      201,739      211,826
       27      143,506         (*)        (*)          (*)     51,225     51,225      100,000      224,778      224,778      236,017
       28      153,307         (*)        (*)          (*)     52,236     52,236      100,000      250,068      250,068      262,572
       29      163,597         (*)        (*)          (*)     52,993     52,993      100,000      277,811      277,811      291,701
       30      174,402         (*)        (*)          (*)     53,425     53,425      100,000      308,214      308,214      323,625

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                    0% HYPOTHETICAL                    6% HYPOTHETICAL                      12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        2,625       1,212         50      100,000      1,316        154      100,000        1,421          258      100,000
        2        5,381       2,542      1,380      100,000      2,832      1,670      100,000        3,135        1,973      100,000
        3        8,275       3,778      2,732      100,000      4,340      3,294      100,000        4,953        3,906      100,000
        4       11,314       4,913      3,983      100,000      5,833      4,903      100,000        6,878        5,948      100,000
        5       14,505       5,937      5,123      100,000      7,301      6,488      100,000        8,915        8,101      100,000
        6       17,855       6,842      6,145      100,000      8,735      8,037      100,000       11,070       10,372      100,000
        7       21,373       7,617      7,036      100,000     10,121      9,540      100,000       13,348       12,767      100,000
        8       25,066       8,245      7,780      100,000     11,443     10,978      100,000       15,753       15,288      100,000
        9       28,945       8,708      8,359      100,000     12,682     12,333      100,000       18,289       17,940      100,000
       10       33,017       8,989      8,989      100,000     13,818     13,818      100,000       20,963       20,963      100,000
       11       37,293       9,072      9,072      100,000     14,833     14,833      100,000       23,790       23,790      100,000
       12       41,782       8,937      8,937      100,000     15,706     15,706      100,000       26,787       26,787      100,000
       13       46,497       8,566      8,566      100,000     16,418     16,418      100,000       30,071       30,071      100,000
       14       51,446       7,933      7,933      100,000     16,940     16,940      100,000       33,600       33,600      100,000
       15       56,644       7,002      7,002      100,000     17,234     17,234      100,000       37,407       37,407      100,000
       16       62,101       5,723      5,723      100,000     17,249     17,249      100,000       41,532       41,532      100,000
       17       67,831       4,029      4,029      100,000     16,917     16,917      100,000       46,021       46,021      100,000
       18       73,848       1,834      1,834      100,000     16,150     16,150      100,000       50,934       50,934      100,000
       19       80,165         (*)        (*)          (*)     14,844     14,844      100,000       56,355       56,355      100,000
       20       86,798         (*)        (*)          (*)     12,880     12,880      100,000       62,409       62,409      100,000
       21       93,763         (*)        (*)          (*)     10,125     10,125      100,000       69,263       69,263      100,000
       22      101,076         (*)        (*)          (*)      6,416      6,416      100,000       77,145       77,145      100,000
       23      108,755         (*)        (*)          (*)      1,550      1,550      100,000       86,357       86,357      100,000
       24      116,818         (*)        (*)          (*)        (*)        (*)          (*)       97,284       97,284      102,148
       25      125,284         (*)        (*)          (*)        (*)        (*)          (*)      109,545      109,545      115,023
       26      134,173         (*)        (*)          (*)        (*)        (*)          (*)      122,982      122,982      129,132
       27      143,506         (*)        (*)          (*)        (*)        (*)          (*)      137,691      137,691      144,575
       28      153,307         (*)        (*)          (*)        (*)        (*)          (*)      153,770      153,770      161,459
       29      163,597         (*)        (*)          (*)        (*)        (*)          (*)      171,323      171,323      179,889
       30      174,402         (*)        (*)          (*)        (*)        (*)          (*)      190,458      190,458      199,981


(1)  no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and a monthly $25 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                    0% HYPOTHETICAL                    6% HYPOTHETICAL                      12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1       2,625        1,522       360       101,522      1,636        473      101,636        1,749          587      101,749
        2       5,381        3,073     1,910       103,073      3,396      2,234      103,396        3,734        2,571      103,734
        3       8,275        4,563     3,517       104,563      5,196      4,149      105,196        5,883        4,836      105,883
        4      11,314        5,973     5,043       105,973      7,014      6,084      107,014        8,191        7,261      108,191
        5      14,505        7,283     6,469       107,283      8,832      8,018      108,832       10,653        9,839      110,653
        6      17,855        8,499     7,801       108,499     10,652      9,954      110,652       13,289       12,591      113,289
        7      21,373        9,613     9,032       109,613     12,465     11,884      112,465       16,106       15,525      116,106
        8      25,066       10,609    10,144       110,609     14,254     13,789      114,254       19,106       18,641      119,106
        9      28,945       11,484    11,135       111,484     16,011     15,662      116,011       22,299       21,951      122,299
       10      33,017       12,243    12,243       112,243     17,739     17,739      117,739       25,711       25,711      125,711
       11      37,293       12,873    12,873       112,873     19,421     19,421      119,421       29,437       29,437      129,437
       12      41,782       13,343    13,343       113,343     21,020     21,020      121,020       33,398       33,398      133,398
       13      46,497       13,647    13,647       113,647     22,525     22,525      122,525       37,606       37,606      137,606
       14      51,446       13,758    13,758       113,758     23,900     23,900      123,900       42,058       42,058      142,058
       15      56,644       13,668    13,668       113,668     25,130     25,130      125,130       46,769       46,769      146,769
       16      62,101       13,372    13,372       113,372     26,281     26,281      126,281       51,756       51,756      151,756
       17      67,831       12,835    12,835       112,835     27,230     27,230      127,230       57,008       57,008      157,008
       18      73,848       12,050    12,050       112,050     27,958     27,958      127,958       62,541       62,541      162,541
       19      80,165       11,003    11,003       111,003     28,437     28,437      128,437       68,365       68,365      168,365
       20      86,798        9,659     9,659       109,659     28,613     28,613      128,613       74,471       74,471      174,471
       21      93,763        7,994     7,994       107,994     28,445     28,445      128,445       80,858       80,858      180,858
       22     101,076        5,937     5,937       105,937     27,835     27,835      127,835       87,471       87,471      187,471
       23     108,755        3,446     3,446       103,446     26,715     26,715      126,715       94,288       94,288      194,288
       24     116,818          482       482       100,482     25,014     25,014      125,014      101,277      101,277      201,277
       25     125,284          (*)       (*)           (*)     22,643     22,643      122,643      108,396      108,396      208,396
       26     134,173          (*)       (*)           (*)     19,454     19,454      119,454      115,606      115,606      215,606
       27     143,506          (*)       (*)           (*)     15,447     15,447      115,447      122,875      122,875      222,875
       28     153,307          (*)       (*)           (*)     10,521     10,521      110,521      130,142      130,142      230,142
       29     163,597          (*)       (*)           (*)      4,573      4,573      104,573      137,341      137,341      237,341
       30     174,402          (*)       (*)           (*)        (*)        (*)          (*)      144,363      144,363      244,363


(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                    0% HYPOTHETICAL                    6% HYPOTHETICAL                      12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        2,625       1,197         35      101,197      1,300        138      101,300        1,404          241      101,404
        2        5,381       2,500      1,338      102,500      2,785      1,623      102,785        3,083        1,921      103,083
        3        8,275       3,693      2,647      103,693      4,242      3,196      104,242        4,840        3,794      104,840
        4       11,314       4,768      3,838      104,768      5,660      4,730      105,660        6,671        5,741      106,671
        5       14,505       5,715      4,901      105,715      7,024      6,211      107,024        8,571        7,758      108,571
        6       17,855       6,523      5,825      106,523      8,319      7,622      108,319       10,534        9,836      110,534
        7       21,373       7,179      6,598      107,179      9,527      8,946      109,527       12,549       11,968      112,549
        8       25,066       7,665      7,200      107,665     10,622     10,157      110,622       14,600       14,135      114,600
        9       28,945       7,962      7,613      107,962     11,578     11,229      111,578       16,669       16,320      116,669
       10       33,017       8,052      8,052      108,052     12,366     12,366      112,366       18,734       18,734      118,734
       11       37,293       7,920      7,920      107,920     12,960     12,960      112,960       20,776       20,776      120,776
       12       41,782       7,549      7,549      107,549     13,332     13,332      113,332       22,770       22,770      122,770
       13       46,497       6,927      6,927      106,927     13,453     13,453      113,453       24,694       24,694      124,694
       14       51,446       6,033      6,033      106,033     13,290     13,290      113,290       26,517       26,517      126,517
       15       56,644       4,841      4,841      104,841     12,798     12,798      112,798       28,282       28,282      128,282
       16       62,101       3,314      3,314      103,314     11,918     11,918      111,918       29,856       29,856      129,856
       17       67,831       1,404      1,404      101,404     10,581     10,581      110,581       31,164       31,164      131,164
       18       73,848         (*)        (*)          (*)      8,701      8,701      108,701       32,109       32,109      132,109
       19       80,165         (*)        (*)          (*)      6,188      6,188      106,188       32,583       32,583      132,583
       20       86,798         (*)        (*)          (*)      2,956      2,956      102,956       32,479       32,479      132,479
       21       93,763         (*)        (*)          (*)        (*)        (*)          (*)       31,686       31,686      131,686
       22      101,076         (*)        (*)          (*)        (*)        (*)          (*)       30,090       30,090      130,090
       23      108,755         (*)        (*)          (*)        (*)        (*)          (*)       27,570       27,570      127,570
       24      116,818         (*)        (*)          (*)        (*)        (*)          (*)       23,984       23,984      123,984
       25      125,284         (*)        (*)          (*)        (*)        (*)          (*)       19,082       19,082      119,082
       26      134,173         (*)        (*)          (*)        (*)        (*)          (*)       12,713       12,713      112,713
       27      143,506         (*)        (*)          (*)        (*)        (*)          (*)        4,601        4,601      104,601
       28      153,307         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       29      163,597         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       30      174,402         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)


(1)  no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and a monthly $25 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999



ASSETS:

   Investments in Van Kampen Life Investment Trust, at market value:

      Asset Allocation Fund
         2,191,816 shares (cost $25,175,578) ......................  $ 26,630,569

      Domestic Income Fund
         161,246 shares (cost $1,337,889) .........................     1,296,420

      Emerging Growth Fund
         150,833 shares (cost $4,265,371) .........................     6,972,993

      Enterprise Fund
         1,649,183 shares (cost $27,518,734) ......................    43,060,176

      Global Equity Fund
         106,894 shares (cost $1,446,648) .........................     1,810,791

      Government Fund
         4,526,628 shares (cost $40,250,236) ......................    39,924,859

      Money Market Fund
         6,714,710 shares (cost $6,714,710) .......................     6,714,710

      Morgan Stanley Real Estate Securities Portfolio
         28,034 shares (cost $399,505) ............................       346,782
                                                                     ------------
            Total investments .....................................   126,757,300

   Accounts receivable ............................................       137,112
                                                                     ------------
            Total assets ..........................................   126,894,412

ACCOUNTS PAYABLE ..................................................         -
                                                                     ------------
CONTRACT OWNERS' EQUITY (NOTE 7) ..................................  $126,894,412
                                                                     ============



                                                                                                                   ANNUAL
Contract owners' equity represented by:                        UNITS              UNIT VALUE                       RETURN*
                                                             --------             ----------                      ---------
   Single Premium contracts issued prior
   to April 16, 1990 (policy years 1 through 10):
      Emerging Growth Fund ...............................        61              $ 44.315060  $       2,703           102%
      Government Fund ....................................       181                21.448313          3,882           (4)%

   Single Premium contracts issued prior to
   April 16, 1990 (policy years 11 and thereafter):
      Asset Allocation Fund ..............................   739,841                35.463700     26,237,499             4%
      Domestic Income Fund ...............................    59,529                21.081008      1,254,931           (2)%
      Emerging Growth Fund ...............................   154,492                45.052150      6,960,197           102%
      Enterprise Fund ....................................   759,568                56.478127     42,898,978            25%
      Global Equity Fund .................................    84,026                21.480044      1,804,882            29%
      Government Fund .................................... 1,829,463                21.806759     39,894,659           (4)%
      Money Market Fund ..................................   358,251                18.606015      6,665,623             4%
      Morgan Stanley Real Estate
         Securities Portfolio ............................    22,446                15.386733        345,371           (4)%

   Single Premium contracts issued
   on or after April 16, 1990:
      Asset Allocation Fund ..............................     8,868                29.663447        263,055             4%
      Domestic Income Fund ...............................     2,038                20.286172         41,343           (3)%
      Emerging Growth Fund ...............................       223                43.623938          9,728           102%
      Enterprise Fund ....................................     2,231                51.757655        115,471            24%
      Global Equity Fund .................................       278                20.798972          5,782            28%
      Government Fund ....................................     1,452                16.037897         23,287           (5)%
      Money Market Fund ..................................     3,607                13.394302         48,313             3%
      Morgan Stanley Real Estate
         Securities Portfolio ............................        92                14.898574          1,371           (5)%

   Multiple Payment and
   Flexible Premium contracts:
      Asset Allocation Fund ..............................     4,721                27.127166        128,067             4%
      Enterprise Fund ....................................     4,201                45.053542        189,270            25%
                                                          ==========             ============  -------------
                                                                                               $ 126,894,412
                                                                                               =============


* The annual return does not include contract charges satisfied by surrendering units.


See accompanying notes to financial statements.
--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                     TOTAL                           ASSET ALLOCATION FUND
                                                 ----------------------------------------------  -------------------------------
                                                      1999            1998            1997             1999            1998
                                                 --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $    3,642,989         897,565       4,695,756         935,397          28,407
  Mortality and expense charges (note 3) ......        (605,987)       (629,010)       (719,195)       (135,844)       (142,872)
                                                 --------------  --------------  --------------  --------------   -------------
    Net investment activity....................       3,037,002         268,555       3,976,561         799,553        (114,465)
                                                 --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold .......      23,486,753      28,593,475      31,042,460       4,191,225       3,626,797
  Cost of mutual fund shares sold .............     (20,473,513)    (25,877,789)    (28,311,120)     (4,139,582)     (3,417,335)
                                                 --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments .......       3,013,240       2,715,686       2,731,340          51,643         209,462
  Change in unrealized gain (loss)
    on investments.............................         497,947      12,059,082       3,917,689      (2,538,143)      2,953,327
                                                 --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments ............       3,511,187      14,774,768       6,649,029      (2,486,500)      3,162,789
                                                 --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....................       5,493,564       1,152,786       7,592,712       2,818,636         767,858
                                                 --------------  --------------  --------------  --------------   -------------
    Net change in contract owners'
       equity resulting from operations .......      12,041,753      16,196,109      18,218,302       1,131,689       3,816,182
                                                 --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners............................          79,010         100,670          20,253          10,703          16,920
  Transfers between funds......................               -               -               -        (277,168)       (295,985)
  Surrenders...................................      (7,988,610)     (8,181,440)    (15,789,351)     (1,923,278)     (1,209,391)
  Death benefits (note 4)......................      (2,258,865)     (2,362,574)     (2,575,326)       (218,348)       (300,509)
  Policy loans (net of repayments) (note 5) ...       1,291,031         844,295       2,317,220        (355,822)         37,023
  Deductions for surrender charges
    (note 2d)..................................         (10,061)         (1,495)         (6,591)         (2,422)           (221)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........................      (1,126,113)       (984,029)     (1,430,627)       (189,256)       (141,477)
                                                 --------------  --------------  --------------  --------------   -------------
      Net equity transactions..................     (10,013,608)    (10,584,573)    (17,464,422)     (2,955,591)     (1,893,640)
                                                 --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       2,028,145       5,611,536         753,880      (1,823,902)      1,922,542
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................................     124,866,267     119,254,731     118,500,851      28,452,523      26,529,981
                                                 --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........  $  126,894,412     124,866,267     119,254,731      26,628,621      28,452,523
                                                 ==============  ==============  ==============  ==============   =============

                                                      ASSET
                                                   ALLOCATION
                                                      FUND                  DOMESTIC INCOME FUND
                                                 --------------  ----------------------------------------------
                                                      1997            1999            1998            1997
                                                 --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $    1,019,770         104,790           5,786         161,393
  Mortality and expense charges (note 3) ......        (163,786)         (7,808)        (11,965)        (14,107)
                                                 --------------  --------------  --------------  --------------
    Net investment activity....................         855,984          96,982          (6,179)        147,286
                                                 --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold .......       3,844,540         543,800         679,224       1,322,378
  Cost of mutual fund shares sold .............      (3,541,593)       (536,110)       (669,892)     (1,253,657)
                                                 --------------  --------------  --------------  --------------
    Realized gain (loss) on investments .......         302,947           7,690           9,332          68,721
  Change in unrealized gain (loss)
    on investments.............................       1,002,579        (148,856)        120,718           6,090
                                                 --------------  --------------  --------------  --------------
    Net gain (loss) on investments ............       1,305,526        (141,166)        130,050          74,811
                                                 --------------  --------------  --------------  --------------
  Reinvested capital gains.....................       2,657,199               -               -               -
                                                 --------------  --------------  --------------  --------------
    Net change in contract owners'
       equity resulting from operations .......       4,818,709         (44,184)        123,871         222,097
                                                 --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners............ ...............           9,408              35             192               -
  Transfers between funds...... ...............         (21,271)        (84,044)        186,196         (27,385)
  Surrenders................... ...............      (2,261,349)       (225,604)       (438,920)       (883,951)
  Death benefits (note 4)...... ...............        (238,628)       (124,349)              -        (103,618)
  Policy loans (net of repayments) (note 5) ...         (21,513)         (8,370)            908         127,843
  Deductions for surrender charges
    (note 2d).................. ...............            (972)           (284)            (80)           (364)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).......... ...............        (209,159)        (34,455)        (23,714)        (32,804)
                                                 --------------  --------------  --------------  --------------
      Net equity transactions.. ...............      (2,743,484)       (477,071)       (275,418)       (920,279)
                                                 --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       2,075,225        (521,255)       (151,547)       (698,182)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD.................... ...............      24,454,756       1,817,529       1,969,076       2,667,258
                                                 --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........  $   26,529,981       1,296,274       1,817,529       1,969,076
                                                 ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997


                                                              EMERGING GROWTH FUND                      ENTERPRISE FUND
                                                ----------------------------------------------  -------------------------------
                                                      1999            1998            1997             1999            1998
                                                --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................  $            -             870               -         112,795          30,666
  Mortality and expense charges (note 3) .....         (18,439)        (12,082)        (11,006)       (187,593)       (177,854)
                                                --------------  --------------  --------------  --------------   -------------
    Net investment activity...................         (18,439)        (11,212)        (11,006)        (74,798)       (147,188)
                                                --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold ......       3,555,112       3,294,533       2,545,651       4,465,163       6,594,364
  Cost of mutual fund shares sold ............      (2,458,567)     (2,978,369)     (2,360,427)     (2,771,060)     (4,852,264)
                                                --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments ......       1,096,545         316,164         185,224       1,694,103       1,742,100
  Change in unrealized gain (loss)
    on investments............................       2,140,406         447,416          98,252       4,488,118       5,583,645
                                                --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments ...........       3,236,951         763,580         283,476       6,182,221       7,325,745
                                                --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains....................               -               -               -       2,657,133         376,105
                                                --------------  --------------  --------------  --------------   -------------
      Net change in contract owners'
         equity resulting from operations ....       3,218,512         752,368         272,470       8,764,556       7,554,662
                                                --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners...........................             117          13,566               -          59,346          42,210
  Transfers between funds.....................       1,095,938         411,356         363,039         (85,385)       (471,779)
  Surrenders..................................         (29,316)        (38,594)        (97,105)     (2,021,593)     (2,526,694)
  Death benefits (note 4).....................         (20,214)        (78,748)        (68,157)       (328,352)       (691,661)
  Policy loans (net of repayments) (note 5) ..        (295,503)        (49,579)        (38,507)       (305,536)        155,121
  Deductions for surrender charges
    (note 2d).................................             (37)             (7)            (42)         (2,546)           (462)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).........................         (33,083)        (18,375)        (21,822)       (275,356)       (226,356)
                                                --------------  --------------  --------------  --------------   -------------
      Net equity transactions.................         717,902         239,619         137,406      (2,959,422)     (3,719,621)
                                                --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........       3,936,414         991,987         409,876       5,805,134       3,835,041
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD...................................       3,036,214       2,044,227       1,634,351      37,398,585      33,563,544
                                                --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ........  $    6,972,628       3,036,214       2,044,227      43,203,719      37,398,585
                                                ==============  ==============  ==============  ==============   =============


                                               ENTERPRISE FUND               GLOBAL EQUITY FUND
                                                --------------  ----------------------------------------------
                                                      1997            1999            1998            1997
                                                --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................  $      156,354           3,293          13,847           9,630
  Mortality and expense charges (note 3) .....        (189,128)         (6,178)         (5,996)         (5,726)
                                                --------------  --------------  --------------  --------------
    Net investment activity...................         (32,774)         (2,885)          7,851           3,904
                                                --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold ......       6,775,251         421,804         607,261         740,054
  Cost of mutual fund shares sold ............      (4,652,996)       (400,661)       (594,475)       (619,704)
                                                --------------  --------------  --------------  --------------
    Realized gain (loss) on investments ......       2,122,255          21,143          12,786         120,350
  Change in unrealized gain (loss)
    on investments............................       1,561,213         308,547         203,001        (191,773)
                                                --------------  --------------  --------------  --------------
    Net gain (loss) on investments ...........       3,683,468         329,690         215,787         (71,423)
                                                --------------  --------------  --------------  --------------
  Reinvested capital gains....................       4,664,918          17,795               -         213,420
                                                --------------  --------------  --------------  --------------
      Net change in contract owners'
         equity resulting from operations ....       8,315,612         344,600         223,638         145,901
                                                --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners...........................          10,432           4,864           3,500               -
  Transfers between funds.....................         449,001         327,061         135,066         354,759
  Surrenders..................................      (3,085,585)              -        (270,112)       (170,802)
  Death benefits (note 4).....................        (840,448)        (31,633)        (45,481)        (54,190)
  Policy loans (net of repayments) (note 5) ..        (411,649)        (50,837)        (19,615)        (49,035)
  Deductions for surrender charges
    (note 2d).................................          (1,310)              -             (49)            (71)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).........................        (397,149)        (13,865)        (12,593)        (16,552)
                                                --------------  --------------  --------------  --------------
      Net equity transactions.................      (4,276,708)        235,590        (209,284)         64,109
                                                --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........       4,038,904         580,190          14,354         210,010
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD...................................      29,524,640       1,230,474       1,216,120       1,006,110
                                                --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ........  $   33,563,544       1,810,664       1,230,474       1,216,120
                                                ==============  ==============  ==============  ==============


                                                                                                    (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997



                                                             GOVERNMENT FUND                          MONEY MARKET FUND
                                              ----------------------------------------------  -------------------------------
                                                    1999            1998            1997             1999            1998
                                              --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................  $    2,097,895         462,730       2,932,295         363,868         354,362
  Mortality and expense charges (note 3) ...        (208,262)       (238,350)       (281,579)        (40,003)        (37,684)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity.................       1,889,633         224,380       2,650,716         323,865         316,678
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold ....       4,009,993       6,495,585       8,542,298       6,199,614       6,735,285
  Cost of mutual fund shares sold ..........      (3,850,500)     (6,048,314)     (8,651,252)     (6,199,614)     (6,735,285)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments ....         159,493         447,271        (108,954)              -               -
  Change in unrealized gain (loss)
    on investments..........................      (3,730,011)      2,807,612       1,444,456               -               -
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments .........      (3,570,518)      3,254,883       1,335,502               -               -
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains..................               -               -               -               -               -
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract owners'
        equity resulting from operations ...      (1,680,885)      3,479,263       3,986,218         323,865         316,678
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners............                        2,587           4,858             341           1,358          19,417
  Transfers between funds......                     (817,042)     (1,210,358)     (1,240,286)       (150,507)      1,442,677
  Surrenders...................                   (2,570,772)     (2,842,711)     (7,702,772)     (1,218,047)       (830,932)
  Death benefits (note 4)......                     (862,741)     (1,246,175)       (862,940)       (673,228)              -
  Policy loans (net of repayments) (note 5)        1,421,104         788,677       2,807,538         886,814         (80,573)
  Deductions for surrender charges
    (note 2d)..................                       (3,238)           (520)         (3,174)         (1,534)           (152)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........                     (437,216)       (423,865)       (551,486)       (137,745)       (133,134)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                   (3,267,318)     (4,930,094)     (7,552,779)     (1,292,889)        417,303
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY             (4,948,203)     (1,450,831)     (3,566,561)       (969,024)        733,981
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                   44,870,031      46,320,862      49,887,423       7,682,960       6,948,979
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $   39,921,828      44,870,031      46,320,862       6,713,936       7,682,960
                                              ==============  ==============  ==============  ==============   =============

                                                    MONEY
                                                    MARKET             MONEY MARKET MORGAN STANLEY
                                                    FUND             REAL ESTATE SECURITIES PORTFOLIO
                                              --------------  ----------------------------------------------
                                                    1997            1999            1998            1997
                                              --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................  $      399,015          24,951             897          17,299
  Mortality and expense charges (note 3) ...         (51,809)         (1,860)         (2,207)         (2,054)
                                              --------------  --------------  --------------  --------------
    Net investment activity.................         347,206          23,091          (1,310)         15,245
                                              --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold ....       7,096,782         100,042         560,426         175,506
  Cost of mutual fund shares sold ..........      (7,096,782)       (117,419)       (581,855)       (134,709)
                                              --------------  --------------  --------------  --------------
    Realized gain (loss) on investments ....               -         (17,377)        (21,429)         40,797
  Change in unrealized gain (loss)
    on investments..........................               -         (22,114)        (56,637)         (3,128)
                                              --------------  --------------  --------------  --------------
    Net gain (loss) on investments .........               -         (39,491)        (78,066)         37,669
                                              --------------  --------------  --------------  --------------
  Reinvested capital gains..................               -               -           8,823          57,175
                                              --------------  --------------  --------------  --------------
      Net change in contract owners'
        equity resulting from operations ...         347,206         (16,400)        (70,553)        110,089
                                              --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners............                           72               -               7               -
  Transfers between funds......                     (260,875)         (8,853)       (197,173)        383,018
  Surrenders...................                   (1,580,839)              -         (24,086)         (6,948)
  Death benefits (note 4)......                     (407,345)              -               -               -
  Policy loans (net of repayments) (note 5)          (83,572)           (819)         12,333         (13,885)
  Deductions for surrender charges
    (note 2d)..................                         (655)              -              (4)             (3)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........                     (194,010)         (5,137)         (4,515)         (7,645)
                                              --------------  --------------  --------------  --------------
      Net equity transactions..                   (2,527,224)        (14,809)       (213,438)        354,537
                                              --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY             (2,180,018)        (31,209)       (283,991)        464,626
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    9,128,997         377,951         661,942         197,316
                                              --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $    6,948,979         346,742         377,951         661,942
                                              ==============  ==============  ==============  ==============




See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1999, 1998 AND 1997



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers modified single premium, multiple payment and flexible premium variable life insurance contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following funds:

         Funds of the Van Kampen Life Investment Trust (Van Kampen LIT) (formerly Van Kampen American Capital Life Investment Trust);
            Van Kampen LIT - Asset Allocation Fund
            Van Kampen LIT - Domestic Income Fund
            Van Kampen LIT - Emerging Growth Fund
            Van Kampen LIT - Enterprise Fund
            Van Kampen LIT - Global Equity Fund
            Van Kampen LIT - Government Fund
            Van Kampen LIT - Money Market Fund
            Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio

         At December 31, 1999, contract owners have invested in all of the above funds.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. For multiple and flexible premium contracts, the Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

         Contracts issued prior to April 16, 1990:
            Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

         Contracts issued on or after April 16, 1990:
            Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
            Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, with certain exceptions, declining to 0% after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria; for contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

     The above charges are assessed through the daily unit value calculation.

     The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1999:


                                                                  ASSET         DOMESTIC          EMERGING
                                                             ALLOCATION           INCOME            GROWTH       ENTERPRISE
                                                TOTAL              FUND             FUND              FUND             FUND
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          108                 -                -                44                -
     Single Premium contracts issued
       on or after April 16, 1990....           6,983             3,613              568               134            1,586
     Multiple Payment and Flexible
       Premium contracts.............           2,271               917                -                 -            1,354
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1999.......         596,625           131,314            7,240            18,261          184,653
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      605,987           135,844            7,808            18,439          187,593
                                         ============      ============     ============      ============     ============


                                                                                                                (Continued)

                                               GLOBAL                              MONEY       REAL ESTATE
                                               EQUITY        GOVERNMENT           MARKET        SECURITIES
                                                 FUND              FUND             FUND         PORTFOLIO
                                         ------------      ------------     ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                64                -                 -
     Single Premium contracts issued
       on or after April 16, 1990....              79               320              664                19
     Multiple Payment and Flexible
       Premium contracts.............               -                 -                -                 -
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1999.......           6,099           207,878           39,339             1,841
                                         ------------      ------------     ------------      ------------
         Total.......................  $        6,178           208,262           40,003             1,860
                                         ============      ============     ============      ============


     The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1998:

                                                                  ASSET         DOMESTIC          EMERGING
                                                             ALLOCATION           INCOME            GROWTH       ENTERPRISE
                                                TOTAL              FUND             FUND              FUND             FUND
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       58,812            46,484                8               545            3,926
     Single Premium contracts issued
       on or after April 16, 1990....           9,184             3,414            2,251               103            2,102
     Multiple Payment and Flexible
       Premium contracts.............           1,950               862                -                 -            1,088
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1999.......         559,064            92,112            9,706            11,434          170,738
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      629,010           142,872           11,965            12,082          177,854
                                         ============      ============     ============      ============     ============


                                               GLOBAL                              MONEY       REAL ESTATE
                                               EQUITY        GOVERNMENT           MARKET        SECURITIES
                                                 FUND              FUND             FUND         PORTFOLIO
                                         ------------      ------------     ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -             7,640              209                 -
     Single Premium contracts issued
       on or after April 16, 1990....              99               313              884                18
     Multiple Payment and Flexible
       Premium contracts.............               -                 -                -                 -
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1999.......           5,897           230,397           36,591             2,189
                                         ------------      ------------     ------------      ------------
         Total.......................  $        5,996           238,350           37,684             2,207
                                         ============      ============     ============      ============

     The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1997:

                                                                  ASSET         DOMESTIC          EMERGING
                                                             ALLOCATION           INCOME            GROWTH       ENTERPRISE
                                                TOTAL              FUND             FUND              FUND             FUND
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $      245,990            56,021            4,825             3,765           64,688
     Single Premium contracts issued
       on or after April 16, 1990....           4,007               912               79                61            1,054
     Multiple Payment and Flexible
       Premium contracts.............           1,712               390               33                26              451
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1999.......         467,486           106,463            9,170             7,154          122,935
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      719,195           163,786           14,107            11,006          189,128
                                         ============      ============     ============      ============     ============

                                               GLOBAL                              MONEY       REAL ESTATE
                                               EQUITY        GOVERNMENT           MARKET        SECURITIES
                                                 FUND              FUND             FUND         PORTFOLIO
                                         ------------      ------------     ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,958            96,310           17,720               703
     Single Premium contracts issued
       on or after April 16, 1990....              32             1,569              289                11
     Multiple Payment and Flexible
       Premium contracts.............              14               670              123                 5
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1999.......           3,722           183,030           33,677             1,335
                                         ------------      ------------     ------------      ------------
         Total.......................  $        5,726           281,579           51,809             2,054
                                         ============      ============     ============      ============


(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






Columbus, Ohio
January 28, 2000

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                  December 31,
                                                                         -----------------------------
                                     Assets                                1999                1998
                                     ------                              ---------           ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                            $15,294.0           $14,245.1
    Equity securities                                                         92.9               127.2
  Mortgage loans on real estate, net                                       5,786.3             5,328.4
  Real estate, net                                                           254.8               243.6
  Policy loans                                                               519.6               464.3
  Other long-term investments                                                 73.8                44.0
  Short-term investments                                                     416.0               289.1
                                                                         ---------           ---------
                                                                          22,437.4            20,741.7
                                                                         ---------           ---------

Cash                                                                           4.8                 3.4
Accrued investment income                                                    238.6               218.7
Deferred policy acquisition costs                                          2,554.1             2,022.2
Other assets                                                                 305.9               420.3
Assets held in separate accounts                                          67,135.1            50,935.8
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims                                        $21,861.6           $19,767.1
Other liabilities                                                            914.2               866.1
Liabilities related to separate accounts                                  67,135.1            50,935.8
                                                                         ---------           ---------
                                                                          89,910.9            71,569.0
                                                                         ---------           ---------

Commitments and contingencies (notes 8 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                  3.8                 3.8
  Additional paid-in capital                                                 766.1               914.7
  Retained earnings                                                        2,011.0             1,579.0
  Accumulated other comprehensive income                                     (15.9)              275.6
                                                                         ---------           ---------
                                                                           2,765.0             2,773.1
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                            Years ended December 31,
                                                                ---------------------------------------------
                                                                  1999               1998              1997
                                                                --------           --------          --------

Revenues:
  Policy charges                                                $  895.5           $  698.9          $  545.2
  Life insurance premiums                                          220.8              200.0             205.4
  Net investment income                                          1,520.8            1,481.6           1,409.2
  Realized (losses) gains on investments                           (11.6)              28.4              11.1
  Other                                                             66.1               66.8              46.5
                                                                --------           --------          --------
                                                                 2,691.6            2,475.7           2,217.4
                                                                --------           --------          --------
Benefits and expenses:
  Interest credited to policyholder account balances             1,096.3            1,069.0           1,016.6
  Other benefits and claims                                        210.4              175.8             178.2
  Policyholder dividends on participating policies                  42.4               39.6              40.6
  Amortization of deferred policy acquisition costs                272.6              214.5             167.2
  Other operating expenses                                         463.4              419.7             384.9
                                                                --------           --------          --------
                                                                 2,085.1            1,918.6           1,787.5
                                                                --------           --------          --------

    Income before federal income tax expense                       606.5              557.1             429.9

Federal income tax expense                                         201.4              190.4             150.2
                                                                --------           --------          --------

    Net income                                                  $  405.1           $  366.7          $  279.7
                                                                ========           ========          ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                  (in millions)


                                                                                                  Accumulated
                                                                Additional                           other              Total
                                                  Common         paid-in           Retained       comprehensive      shareholder's
                                                  stock          capital           earnings          income             equity
                                                 --------        --------         ----------         --------         ----------
December 31, 1996                                  $  3.8        $  527.9           $1,432.6           $173.6           $2,137.9

Comprehensive income:
    Net income                                         --              --              279.7               --              279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             73.5               73.5
                                                                                                                        --------
  Total comprehensive income                                                                                               353.2
                                                                                                                        --------
Capital contribution                                   --           836.8                 --               --              836.8
                                                                                                                        --------
Dividend to shareholder                                --          (450.0)            (400.0)              --             (850.0)
                                                   ------        --------           --------           ------           --------
December 31, 1997                                     3.8           914.7            1,312.3            247.1            2,477.9

Comprehensive income:
    Net income                                         --              --              366.7               --              366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             28.5               28.5
                                                                                                                        --------
  Total comprehensive income                                                                                               395.2
                                                                                                                        --------
Dividend to shareholder                                --              --             (100.0)              --             (100.0)
                                                   ------        --------           --------           ------           --------
December 31, 1998                                     3.8           914.7            1,579.0            275.6            2,773.1

Comprehensive income:
    Net income                                         --              --              405.1               --              405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                         --              --                 --           (315.0)            (315.0)
                                                                                                                        --------
  Total comprehensive income                                                                                                90.1
                                                                                                                        --------
Capital contribution                                   --            26.4               87.9             23.5              137.8
                                                                                                                        --------
Dividends to shareholder                               --          (175.0)             (61.0)              --             (236.0)
                                                   ------        --------           --------           ------           --------
December 31, 1999                                  $  3.8        $  766.1           $2,011.0           $(15.9)          $2,765.0
                                                   ======        ========           ========           ======           ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                              Years ended December 31,
                                                                                       -------------------------------------
                                                                                         1999          1998          1997
                                                                                       ---------     ---------     ---------
Cash flows from operating activities:
  Net income                                                                          $    405.1     $   366.7     $   279.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                                 1,096.3       1,069.0       1,016.6
      Capitalization of deferred policy acquisition costs                                 (637.0)       (584.2)       (487.9)
      Amortization of deferred policy acquisition costs                                    272.6         214.5         167.2
      Amortization and depreciation                                                          2.4          (8.5)         (2.0)
      Realized (gains) losses on invested assets, net                                       11.6         (28.4)        (11.1)
      Increase in accrued investment income                                                 (7.9)         (8.2)         (0.3)
      Decrease (increase) in other assets                                                  122.9          16.4         (12.7)
      Decrease in policy liabilities                                                       (20.9)         (8.3)        (23.1)
      Increase (decrease) in other liabilities                                             149.7         (34.8)        230.6
      Other, net                                                                            (8.6)        (11.3)        (10.9)
                                                                                       ---------     ---------     ---------
        Net cash provided by operating activities                                        1,386.2         982.9       1,146.1
                                                                                       ---------     ---------     ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                2,307.9       1,557.0         993.4
  Proceeds from sale of securities available-for-sale                                      513.1         610.5         574.5
  Proceeds from repayments of mortgage loans on real estate                                696.7         678.2         437.3
  Proceeds from sale of real estate                                                          5.7         103.8          34.8
  Proceeds from repayments of policy loans and sale of other invested assets                40.9          23.6          22.7
  Cost of securities available-for-sale acquired                                        (3,724.9)     (3,182.8)     (2,828.1)
  Cost of mortgage loans on real estate acquired                                          (971.4)       (829.1)       (752.2)
  Cost of real estate acquired                                                             (14.2)         (0.8)        (24.9)
  Short-term investments, net                                                              (27.5)         69.3        (354.8)
  Other, net                                                                              (110.9)        (88.4)        (62.5)
                                                                                       ---------     ---------     ---------
        Net cash used in investing activities                                           (1,284.6)     (1,058.7)     (1,959.8)
                                                                                       ---------     ---------     ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                         --            --         836.8
  Cash dividends paid                                                                     (188.5)       (100.0)           --
  Increase in investment product and universal life insurance
    product account balances                                                             3,799.4       2,682.1       2,488.5
  Decrease in investment product and universal life insurance
    product account balances                                                            (3,711.1)     (2,678.5)     (2,379.8)
                                                                                       ---------     ---------     ---------
        Net cash used in financing activities                                             (100.2)        (96.4)        945.5
                                                                                       ---------     ---------     ---------
Net increase (decrease) in cash                                                              1.4        (172.2)        131.8

Cash, beginning of year                                                                      3.4         175.6          43.8
                                                                                       ---------     ---------     ---------
Cash, end of year                                                                      $     4.8     $     3.4     $   175.6
                                                                                       =========     =========     =========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


(1)      Organization and Description of Business

         Nationwide Life Insurance Company (NLIC) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including variable annuities, fixed annuities and life insurance as well as investment management and administrative services. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions sales representatives, and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation. NLIC and its subsidiaries are collectively referred to as "the Company."


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (d)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $915.4 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.6%, 6.0% and 6.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  Participating Business

              Participating business represents approximately 29% in 1999 (40% in 1998 and 50% in 1997) of the Company's life insurance in force, 69% in 1999 (74% in 1998 and 77% in 1997) of the number of life insurance policies in force, and 13% in 1999 (14% in 1998 and 27% in 1997) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  Recently Issued Accounting Pronouncements

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $8.3 million.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

         (k)  Reclassification

              Certain items in the 1998 and 1997 consolidated financial statements have been reclassified to conform to the 1999 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross        Gross
                                                                     Amortized    unrealized    unrealized      Estimated
             (in millions)                                             cost          gains        losses        fair value
                                                                     ---------       ------       -------        ---------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   428.4       $ 23.4       $  (2.4)       $   449.4
                 Obligations of states and political subdivisions          0.8           --            --              0.8
                 Debt securities issued by foreign governments           110.6          0.6          (0.8)           110.4
                 Corporate securities                                 11,414.7        118.9        (218.6)        11,315.0
                 Mortgage-backed securities                            3,422.8         25.8         (30.2)         3,418.4
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  15,377.3        168.7        (252.0)        15,294.0
               Equity securities                                          84.9         12.4          (4.4)            92.9
                                                                     ---------       ------       -------        ---------
                                                                     $15,462.2       $181.1       $(256.4)       $15,386.9
                                                                     =========       ======       =======        =========

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0       $    --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------       -------        ---------
                                                                     $13,831.7       $563.2       $ (22.6)       $14,372.3
                                                                     =========       ======       =======        =========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized        Estimated
             (in millions)                                                            cost          fair value
                                                                                    ---------        ---------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $   847.0        $   847.0
               Due after one year through five years                                  5,240.5          5,205.7
               Due after five years through ten years                                 5,046.9          5,005.2
               Due after ten years                                                    4,242.9          4,236.1
                                                                                    ---------        ---------
                                                                                    $15,377.3        $15,294.0
                                                                                    =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions)                                                           1999         1998
                                                                                    ------       -------
             Gross unrealized (losses) gains                                        $(75.3)      $ 540.6
             Adjustment to deferred policy acquisition costs                          50.9        (116.6)
             Deferred federal income tax                                               8.5        (148.4)
                                                                                    ------       -------
                                                                                    $(15.9)      $ 275.6
                                                                                    ======       =======

         An analysis of the change in gross unrealized (losses) gains on securities available-for-sale for the years ended December 31:

             (in millions)                                                   1999          1998          1997
                                                                            -------        -----        ------

             Securities available-for-sale:
               Fixed maturity securities                                    $(607.1)       $52.6        $137.5
               Equity securities                                               (8.8)         4.2          (2.7)
                                                                            -------        -----        ------
                                                                            $(615.9)       $56.8        $134.8
                                                                            =======        =====        ======

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $513.1 million, $610.5 million and $574.5 million, respectively. During 1999, gross gains of $10.4 million ($9.0 million and $9.9 million in 1998 and 1997, respectively) and gross losses of $28.0 million ($7.6 million and $18.0 million in 1998 and 1997, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The Company had $15.6 million of real estate investments at December 31, 1999 that were non-income producing the preceding twelve months. During 1998 the Company had investments of $42.4 million that were non-income producing, which consisted of $32.7 million of securities available-for-sale and $9.7 million of real estate.

         Real estate is presented at cost less accumulated depreciation of $24.8 million as of December 31, 1999 ($21.5 million as of December 31, 1998) and valuation allowances of $5.5 million as of December 31, 1999 ($5.4 million as of December 31, 1998).

         The recorded investment of mortgage loans on real estate considered to be impaired was $3.7 million as of both December 31, 1999 and 1998. No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $3.7 million ($9.1 million in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $0.3 million in 1998 which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions)                                             1999     1998     1997
                                                                       -----    -----    -----

             Allowance, beginning of year                              $42.4    $42.5    $51.0
               Additions (reductions) charged to operations              0.7     (0.1)    (1.2)
               Direct write-downs charged against the allowance           --       --     (7.3)
               Allowance on acquired mortgage loans                      1.3       --       --
                                                                       -----    -----    -----
             Allowance, end of year                                    $44.4    $42.4    $42.5
                                                                       =====    =====    =====

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions)                                                  1999       1998       1997
                                                                          --------   --------   --------

             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $1,031.3   $  982.5   $  911.6
                 Equity securities                                             2.5        0.8        0.8
               Mortgage loans on real estate                                 460.4      458.9      457.7
               Real estate                                                    28.8       40.4       42.9
               Short-term investments                                         18.6       17.8       22.7
               Other                                                          26.5       30.7       21.0
                                                                          --------   --------   --------
                   Total investment income                                 1,568.1    1,531.1    1,456.7
             Less investment expenses                                         47.3       49.5       47.5
                                                                          --------   --------   --------
                   Net investment income                                  $1,520.8   $1,481.6   $1,409.2
                                                                          ========   ========   ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions)                                                 1999     1998    1997
                                                                          -------   -----   -----

             Securities available-for-sale:
               Fixed maturity securities                                  $(25.0)  $(0.7)  $ 3.6
               Equity securities                                             7.4     2.1     2.7
             Mortgage loans on real estate                                  (0.6)    3.9     1.6
             Real estate and other                                           6.6    23.1     3.2
                                                                          ------   -----   -----
                                                                          $(11.6)  $28.4   $11.1
                                                                          ======   =====   =====

         Fixed maturity securities with an amortized cost of $9.1 million as of December 31, 1999 and $6.5 million as of December 31, 1998 were on deposit with various regulatory agencies as required by law.

(4)      Derivative Financial Instruments

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.

                                                                               (in millions)
                                                                               -------------
            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments          $362.7
               Pay variable/receive fixed rate swaps hedging investments          $ 28.5
               Other contracts hedging investments                                $ 19.1
               Pay variable/receive fixed rate swaps hedging liabilities          $577.2

            Foreign currency swaps
               Hedging foreign currency denominated investments                   $ 14.8
               Hedging foreign currency denominated liabilities                   $577.2

            Interest rate futures contracts                                       $781.6

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(5)      Federal Income Tax

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 are as follows:

             (in millions)                                                   1999            1998
                                                                             ----            ----
             Deferred tax assets:
               Fixed maturity securities                                    $  5.3          $   --
               Future policy benefits                                        149.5           207.7
               Liabilities in separate accounts                              373.6           319.9
               Mortgage loans on real estate and real estate                  18.5            17.5
               Other assets and other liabilities                             51.1            58.9
                                                                             -----          ------
                 Total gross deferred tax assets                             598.0           604.0
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                             -----          ------
                 Net deferred tax assets                                     591.0           597.0
                                                                             -----          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             724.4           568.7
               Fixed maturity securities                                        --           212.2
               Deferred tax on realized investment gains                      34.7            34.8
               Equity securities and other long-term investments              10.8             9.6
               Other                                                          26.5            21.6
                                                                            ------          ------
                 Total gross deferred tax liabilities                        796.4           846.9
                                                                            ------          ------
                 Net deferred tax liability                                 $205.4          $249.9
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1999, 1998 and 1997.

         The Company's current federal income tax liability was $104.7 million and $72.8 million as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

           (in millions)                    1999      1998      1997
                                           ------    ------    ------

           Currently payable               $ 53.6    $186.1    $121.7
           Deferred tax expense             147.8       4.3      28.5
                                           ------    ------    ------
                                           $201.4    $190.4    $150.2
                                           ======    ======    ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                             1999                     1998                     1997
                                                       ----------------         ----------------         ----------------
         (in millions)                                 Amount       %           Amount        %          Amount        %
                                                       ------      ----         ------      ----         ------      ----

         Computed (expected) tax expense               $212.3      35.0         $195.0      35.0         $150.5      35.0
         Tax exempt interest and dividends
           received deduction                            (7.3)     (1.2)          (4.9)     (0.9)            --        --
         Income tax credits                              (4.3)     (0.7)            --        --             --        --
         Other, net                                       0.7       0.1            0.3       0.1           (0.3)     (0.1)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $201.4      33.2         $190.4      34.2         $150.2      34.9
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $29.8 million, $173.4 million and $91.8 million during the years ended December 31, 1999, 1998 and 1997, respectively.

(6)      Comprehensive Income

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions)                                                 1999       1998       1997
                                                                          -------    ------     ------
             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                     $(665.3)   $ 58.2     $141.1
                Adjustment to deferred policy acquisition costs             167.5     (12.9)     (21.8)
                Related federal income tax (expense) benefit                171.4     (15.9)     (41.7)
                                                                          -------    ------     ------
                   Net                                                     (326.4)     29.4       77.6
                                                                          -------    ------     ------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
                period:
                Gross                                                        17.6      (1.4)      (6.3)
                Related federal income tax expense (benefit)                 (6.2)      0.5        2.2
                                                                          -------    ------     ------
                   Net                                                       11.4      (0.9)      (4.1)
                                                                          -------    ------     ------
             Total Other Comprehensive Income                             $(315.0)   $ 28.5     $ 73.5
                                                                          =======    ======     ======

(7)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

              Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1999                              1998
                                                                ------------------------         -------------------------
                                                                Carrying       Estimated         Carrying       Estimated
               (in millions)                                     amount        fair value         amount        fair value
                                                                ---------      ---------         ---------      ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $15,294.0      $15,294.0         $14,245.1       $14,245.1
                     Equity securities                               92.9           92.9             128.5           128.5
                   Mortgage loans on real estate, net             5,786.3        5,745.5           5,328.4         5,527.6
                   Policy loans                                     519.6          519.6             464.3           464.3
                   Short-term investments                           416.0          416.0             289.1           289.1
                 Cash                                                 4.8            4.8               3.4             3.4
                 Assets held in separate accounts                67,135.1       67,135.1          50,935.8        50,935.8

               Liabilities:
                 Investment contracts                           (16,977.7)     (16,428.6)        (15,468.7)      (15,158.6)
                 Policy reserves on life insurance contracts     (4,883.9)      (4,607.9)         (3,914.0)       (3,768.9)
                 Liabilities related to separate accounts       (67,135.1)     (66,318.7)        (50,935.8)      (49,926.5)

               Derivative financial instruments:
                 Interest rate swaps hedging assets                   4.3            4.3               -               -
                 Interest rate swaps hedging liabilities              -            (24.2)              -               -
                 Foreign currency swaps                             (11.8)         (11.8)              -               -
                 Futures contracts                                    1.3            1.3              (1.3)           (1.3)

(8)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $216.2 million extending into 2000 were outstanding as of December 31, 1999. The Company also had $28.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1999.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. At December 31, 1999, NLIC's credit risk from these derivative financial instruments was $6.1 million.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 23% (22% in 1998) in any geographic area and no more than 2% (2% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999, 39% (42% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $143.6 million and $187.9 million as of December 31, 1999 and 1998, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(9)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $(8.3) million, $2.0 million and $7.5 million, respectively. The Company has recorded a prepaid pension asset of $13.3 million and $5.0 million as of December 31, 1999 and 1998, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $49.6 million and $40.1 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $4.9 million, $4.1 million and $3.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                         Pension Benefits        Postretirement Benefits
                                                                        ------------------       -----------------------
              (in millions)                                               1999       1998         1999            1998
              --------------------------------------------------------- --------   --------      -------         -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                   $2,185.0   $2,033.8      $ 270.1         $ 237.9
              Service cost                                                  80.0       87.6         14.2             9.8
              Interest cost                                                109.9      123.4         17.6            15.4
              Actuarial (gain) loss                                        (95.0)     123.2        (64.4)           15.6
              Plan settlement in 1999/curtailment in 1998                 (396.1)    (107.2)          --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.6)
              Acquired companies                                              --         --         13.3              --
                                                                        --------   --------      -------         -------
              Benefit obligation at end of year                          1,811.4    2,185.0        239.8           270.1
                                                                        --------   --------      -------         -------
              Change in plan assets:
              Fair value of plan assets at beginning of year             2,541.9    2,212.9         77.9            69.2
              Actual return on plan assets                                 161.8      300.7          3.5             5.0
              Employer contribution                                         12.4      104.1         20.9            12.1
              Plan settlement                                             (396.1)        --           --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.4)
                                                                        --------   --------      -------         -------
              Fair value of plan assets at end of year                   2,247.6    2,541.9         91.3            77.9
                                                                        --------   --------      -------         -------

              Funded status                                                436.2      356.9       (148.5)         (192.2)
              Unrecognized prior service cost                               28.2       31.5           --              --
              Unrecognized net (gains) losses                             (402.0)    (345.7)       (46.7)           16.0
              Unrecognized net (asset) obligation at transition             (7.7)     (11.0)         1.1             1.3
                                                                        --------   --------      -------         -------
              Prepaid (accrued) benefit cost                            $   54.7   $   31.7      $(194.1)        $(174.9)
                                                                        ========   ========      =======         =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                    Pension Benefits        Postretirement Benefits
                                                                    ----------------        -----------------------
                                                                    1999        1998         1999             1998
                                                                    ----        ----        -------          ------

              Weighted average discount rate                        7.00%       5.50%        7.80%            6.65%
              Rate of increase in future compensation levels        5.25%       3.75%          --               --
              Assumed health care cost trend rate:
                    Initial rate                                      --          --        15.00%           15.00%
                    Ultimate rate                                     --          --         5.50%            8.00%
                    Uniform declining period                          --          --        5 Years         15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

              (in millions)                                                              1999       1998          1997
              --------------------------------------------------------------------------------   -----------   ------------
              Service cost (benefits earned during the period)                         $  80.0      $  87.6      $   77.3
              Interest cost on projected benefit obligation                              109.9        123.4         118.6
              Expected return on plan assets                                            (160.3)      (159.0)       (139.0)
              Recognized gains                                                            (9.1)        (3.8)           --
              Amortization of prior service cost                                           3.2          3.2           3.2
              Amortization of unrecognized transition obligation (asset)                  (1.4)         4.2           4.2
                                                                                       -------      -------      --------
                                                                                       $  22.3      $  55.6      $   64.3
                                                                                       =======      =======      ========

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees . A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                           1999          1998          1997
                                                                          ------        -----         -----
             Weighted average discount rate                               6.08%         6.00%         6.50%
             Rate of increase in future compensation levels               4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets             7.33%         7.25%         7.25%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

             (in millions)                                                              1999          1998          1997
                                                                                         -------   -----------   -----------
             Service cost (benefits attributed to employee service during the year)      $14.2         $ 9.8         $ 7.0
             Interest cost on accumulated postretirement benefit obligation               17.6          15.4          14.0
             Actual return on plan assets                                                 (3.5)         (5.0)         (3.6)
             Amortization of unrecognized transition obligation of affiliates              0.6           0.2           0.2
             Net amortization and deferral                                                (1.8)          1.2          (0.5)
                                                                                         -----         -----         -----
                                                                                         $27.1         $21.6         $17.1
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:


                                                               1999      1998       1997
                                                             -------    ------     ------

               Discount rate                                 6.65%      6.70%      7.25%
               Long term rate of return on plan
                   assets, net of tax                        7.15%      5.83%      5.89%
               Assumed health care cost trend rate:
                   Initial rate                             15.00%     12.00%     11.00%
                   Ultimate rate                             5.50%      6.00%      6.00%
                   Uniform declining period                 5 Years   12 Years   12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1999, 1998 and 1997 was $1.35 billion, $1.32 billion and $1.13 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1999, 1998 and 1997 was $276.2 million, $171.0 million and $111.7 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999 $40.2 million of dividends could be paid by NLIC without prior approval.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates

         During second quarter 1999 the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to year to date net income.

         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 1999, 1998 and 1997 were $193.0 million, $216.9 million, and $315.3 million, respectively, while benefits, claims and expenses ceded were $216.9 million, $259.3 million, and $326.6 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $124.1 million, $95.0 million, and $85.8 million, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $9.9 million, $8.0 million and $8.4 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $411.7 million and $248.4 million as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         As part of certain restructuring activities that occurred prior to the March 1997 IPO, the Company paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELOW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, the Company paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1999 were $56.0 million, $60.0 million and $66.1 million, respectively.

(12)     Bank Lines of Credit

         NFS, NLIC and NMIC are parties to a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by any party. NFS, NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. As of December 31, 1999 the Company had no amounts outstanding under the agreement.

(13)     Contingencies

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(14)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                                  Variable      Fixed        Life      Corporate
         (in millions)                            Annuities    Annuities   Insurance   and Other      Total
         ------------------------------------     ---------    ---------   ---------   ---------    ---------
         1999:
         Net investment income (1)                $   (41.5)   $ 1,134.5    $  253.1    $  174.7    $ 1,520.8
         Other operating revenue                      668.2         43.4       393.0        77.8      1,182.4
                                                  ---------    ---------    --------    --------    ---------
            Total operating revenue (2)               626.7      1,177.9       646.1       252.5      2,703.2
                                                  ---------    ---------    --------    --------    ---------
         Interest credited to policyholder
            account balances                             --        837.5       130.5       128.3      1,096.3
         Amortization of deferred policy
            acquisition costs                         162.8         49.7        60.1          --        272.6
         Other benefits and expenses                  173.6        113.5       334.7        94.4        716.2
                                                  ---------    ---------    --------    --------    ---------
            Total expenses                            336.4      1,000.7       525.3       222.7      2,085.1
                                                  ---------    ---------    --------    --------    ---------
         Operating income before
            federal income tax                        290.3        177.2       120.8        29.8        618.1
         Realized losses on investments                  --           --          --       (11.6)       (11.6)
                                                  ---------    ---------    --------    --------    ---------
         Consolidated income before
            federal tax expense                   $   290.3    $   177.2    $  120.8    $   18.2    $   606.5
                                                  =========    =========    ========    ========    =========
         Assets as of year end                    $62,599.7    $17,134.8    $6,616.7    $6,324.7    $92,675.9
                                                  =========    =========    ========    ========    =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                    Variable           Fixed            Life         Corporate
         (in millions)                              Annuities         Annuities       Insurance       and Other         Total
         ------------------------------------       ---------         ---------       ---------       ---------       ---------
         1998:
         Net investment income (1)                  $   (31.3)        $ 1,116.6        $  225.6        $  170.7        $ 1,481.6
         Other operating revenue                        532.9              35.7           318.5            78.6            965.7
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 501.6           1,152.3           544.1           249.3          2,447.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             828.6           115.4           125.0          1,069.0
         Amortization of deferred policy
            acquisition costs                           123.9              44.2            46.4              --            214.5
         Other benefits and expenses                    159.3             104.2           293.5            78.1            635.1
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              283.2             977.0           455.3           203.1          1,918.6
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 218.4             175.3            88.8            46.2            528.7
         Realized gains on investments                     --                --              --            28.4             28.4
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   218.4         $   175.3        $   88.8        $   74.6        $   557.1
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $47,668.7         $15,215.7        $5,187.6        $6,270.1        $74,342.1
                                                    =========         =========        ========        ========        =========

         1997:
         Net investment income (1)                  $   (26.8)        $ 1,098.2        $  184.9        $  152.9        $ 1,409.2
         Other operating revenue                        413.9              43.2           283.4            56.6            797.1
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 387.1           1,141.4           468.3           209.5          2,206.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             823.4            78.5           114.7          1,016.6
         Amortization of deferred policy
            acquisition costs                            87.8              39.8            39.6              --            167.2
         Benefits and expenses                          148.4             108.7           283.5            63.1            603.7
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              236.2             971.9           401.6           177.8          1,787.5
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 150.9             169.5            66.7            31.7            418.8
         Realized gains on investments                     --              --                --            11.1             11.1
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   150.9         $   169.5        $   66.7        $   42.8        $   429.9
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $35,278.7         $14,436.3        $3,901.4        $6,174.3        $59,790.7
                                                    =========         =========        ========        ========        =========

----------
        (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.
        (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                           PART II - OTHER INFORMATION

CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment No. 11 to Form S-6 Registration Statement comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 102 pages.

Representations and Undertakings.

Independent Auditors' Consent.

Signatures.

The following exhibits required by Forms N-8B-2 and S-6:


1.     Power of Attorney dated July 26, 2000                   Attached hereto.

2.     Resolution of the Depositor's Board of Directors        Included with the Registration Statement on Form N-8B-2 for
       authorizing the establishment of the Registrant,        the Nationwide VLI Separate Account (File No. 811-4399),
       adopted                                                 and hereby incorporated herein by reference.

3.     Distribution Contracts                                  Included  with  Post-Effective  Amendment No. 10 and hereby incorporated herein by reference.

4.     Form of Security                                        Included with the Registration  Statement on Form N-8B-2 for the  Nationwide  VLI Separate  Account (File No.  811-4399),
                                                               and hereby incorporated herein by reference.

5.     Articles of Incorporation of Depositor                  Included with the Registration  Statement on Form N-8B-2 for the  Nationwide  VLI Separate  Account (File No.  811-4399),
                                                               and hereby incorporated herein by reference.

6.     Application Form of Security                            Included with the Registration  Statement on Form N-8B-2 for the  Nationwide  VLI Separate  Account (File No.  811-4399),
                                                               and hereby incorporated herein by reference.

7.     Opinion of Counsel                                      Included with the Registration  Statement on Form N-8B-2 for the  Nationwide  VLI Separate  Account (File No.  811-4399),
                                                               and hereby incorporated herein by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "1940 Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(I)(13)(i)(A) under the 1940 Act with respect to the policies described in the prospectus. The policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the 1940 Act afforded by Rule 6e-3(T).

(b) Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on for the deduction of the Mortality and Expense Risk Charge ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the SEC on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus.




                                                                 KPMG LLP


Columbus, Ohio
April 28, 2000

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 11 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 20th day of September, 2000.


                                                                    NATIONWIDE VLI SEPARATE ACCOUNT
                                                     ----------------------------------------------------------------
                                                                             (Registrant)

(Seal)                                                              NATIONWIDE LIFE INSURANCE COMPANY
                                                     ----------------------------------------------------------------
Attest:                                                                        (Depositor)

By:            /s/ GLENN W. SODEN                    By:            /s/ STEVEN SAVINI
----------------------------------------------       ----------------------------------------------------------------
                  Glenn W. Soden                                              Steven Savini, Esq.
                Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 has been signed below by the following persons in the capacities indicated on the 20th day of September, 2000.



             SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

NANCY C. BREIT                                         Director
----------------------------------------
Nancy C. Breit

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                             President and Chief Operating
----------------------------------------         Officer and Director
Joseph J. Gasper

W.G. JURGENSEN                               Chief Executive Officer Elect
----------------------------------------             and Director
W.G. Jurgensen

DIMON R. MCFERSON                            Chairman and Chief Executive
----------------------------------------         Officer and Director
Dimon R. McFerson

DAVID O. MILLER                                Chairman of the Board and
----------------------------------------               Director
David O. Miller

YVONNE L. MONTGOMERY                                   Director
----------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                          Executive Vice President and Chief
----------------------------------------           Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                         Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                     Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                       Director                         By /s/ STEVEN SAVINI
----------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                            Steven Savini
                                                                                          Attorney-in-Fact
ROBERT L. STEWART                                      Director
----------------------------------------
Robert L. Stewart